UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2014

Investments			Shares (000)	Fair Value
LONG-TERM INVESTMENTS 93.75%

COMMON STOCK 0.10%

Oil
Geopark Ltd. (Chile)*(a) (cost $12,007)			1	$12,112

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BOND 0.09%

Technology

Vipshop Holdings Ltd. (China)(a) (cost $11,162)	1.50%	3/15/2019	$10	11,881

CORPORATE BONDS 90.10%

Air Transportation 1.60%

Air Canada (Canada)†(a)	7.75%	4/15/2021	200	204,500

Banks: Money Center 3.23%

Banco de Bogota SA (Colombia)†(a)	5.00%	1/15/2017	200	210,500
BBVA Banco Continental SA (Peru)†(a)	5.25%	9/22/2029	200	201,480
Total				411,980

Banks: Regional 12.80%

Banco de Galicia y Buenos Aires SA (Argentina)†(a)	8.75%	5/4/2018	150	149,250
Banco Mercantil del Norte SA (Mexico)(a)	4.375%	7/19/2015	48	49,320
Bangkok Bank PCL (Hong Kong)†(a)	5.00%	10/3/2023	200	217,671
Corpbanca SA (Chile)(a)	3.125%	1/15/2018	200	200,877
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%	11/16/2020	200	222,053
Korea Development Bank (The) (South Korea)(a)	3.00%	3/17/2019	200	204,623
Magyar Export-Import Bank Zrt (Hungary)†(a)(b)	4.00%	1/30/2020	200	198,850
QNB Finance Ltd.	2.875%	4/29/2020	200	200,094
Turkiye Halk Bankasi AS (Turkey)†(a)	3.875%	2/5/2020	200	189,700
Total				1,632,438

Broadcasting 0.37%

iHeartCommunications, Inc.	6.875%	6/15/2018	50	47,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 1.77%

DP World Ltd. (United Arab Emirates)†(a)	6.85%	7/2/2037	$200	$225,260

Chemicals 1.85%

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	9.00%	11/15/2020	20	19,150
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	216,540
Total				235,690

Computer Hardware 1.63%

Lenovo Group Ltd. (China)(a)	4.70%	5/8/2019	200	208,368

Computer Software 0.15%

First Data Corp.	11.75%	8/15/2021	16	18,600

Construction/Homebuilding 1.69%

Odebrecht Finance Ltd.†	7.125%	6/26/2042	200	215,200

Containers 0.96%

PaperWorks Industries, Inc.†	9.50%	8/15/2019	120	122,550

Diversified 6.35%

Hutchison Whampoa International 11 Ltd.†	3.50%	1/13/2017	200	209,868
San Miguel Corp. (Philippines)(a)	4.875%	4/26/2023	200	186,000
Tenedora Nemak SA de CV (Mexico)†(a)	5.50%	2/28/2023	200	206,000
TML Holdings Pte Ltd. (Singapore)(a)	5.75%	5/7/2021	200	207,040
Total				808,908

Electric: Power 4.85%

AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	200	193,916
Inkia Energy Ltd. (Peru)†(a)	8.375%	4/4/2021	200	221,300
Korea Western Power Co., Ltd. (South Korea)†(a)	2.875%	10/10/2018	200	203,213
Total				618,429

Energy Equipment & Services 1.55%

Greenko Dutch BV (Netherlands)†(a)	8.00%	8/1/2019	200	197,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 1.53%

China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	$200	$195,659

Entertainment 0.17%

Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	20	21,625

Financial Services 2.83%

Rio Oil Finance Trust Series 2014-1†	6.25%	7/6/2024	250	258,254
SUAM Finance BV (Curacao)†(a)	4.875%	4/17/2024	100	102,000
Total				360,254

Financial: Miscellaneous 0.09%

First Cash Financial Services, Inc.	6.75%	4/1/2021	11	11,495

Food 1.98%

FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(a)	9.875%	2/1/2020	20	21,150
Tingyi Cayman Islands Holding Corp. (China)(a)	3.875%	6/20/2017	200	211,290
WhiteWave Foods Co. (The)	5.375%	10/1/2022	20	20,250
Total				252,690

Gaming 0.16%

Mohegan Tribal Gaming Authority	9.75%	9/1/2021	20	20,425

Industrial Products 1.50%

KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	200	190,766

Investment Management Companies 1.56%

Grupo Aval Ltd.†	4.75%	9/26/2022	200	198,500

Leasing 0.24%

Jurassic Holdings III, Inc.†	6.875%	2/15/2021	30	30,075

Machinery: Agricultural 1.56%

Comfeed Finance BV (Netherlands)†(a)	6.00%	5/2/2018	200	199,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 1.56%

MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)(a)	4.375%	4/30/2018	$200	$199,000

Natural Gas 3.15%

Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	200	210,500
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	190,500
Total				401,000

Oil 9.78%

Afren plc (United Kingdom)†(a)	6.625%	12/9/2020	200	191,500
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	200	204,345
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	200	224,000
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	200	214,500
Kosmos Energy Ltd.†	7.875%	8/1/2021	200	203,000
Petroleos de Venezuela SA (Venezuela)†(a)	6.00%	11/15/2026	50	26,250
Petroleos de Venezuela SA (Venezuela)(a)	8.50%	11/2/2017	90	71,100
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	112,053
Total				1,246,748

Oil: Integrated Domestic 1.47%

EDC Finance Ltd. (Ireland)†(a)	4.875%	4/17/2020	200	181,000
Pioneer Energy Services Corp.	9.875%	3/15/2018	6	6,317
Total				187,317

Oil: Integrated International 0.80%

Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	100	102,520

Real Estate Investment Trusts 4.71%

China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	187,663
China South City Holdings Ltd. (Hong Kong)(a)	8.25%	1/29/2019	200	203,500
Sukuk Funding No 3 Ltd. (United Arab Emirates)(a)	4.348%	12/3/2018	200	209,000
Total				600,163

Retail 5.05%

El Puerto de Liverpool SAB de CV (Mexico)†(a)(b)	3.95%	10/2/2024	200	198,500
Hot Topic, Inc.†	9.25%	6/15/2021	20	21,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Retail (continued)

Lotte Shopping Co., Ltd. (South Korea)†(a)	3.375%	5/9/2017		$200	$206,913
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018		200	217,000
Total					643,913

Technology 1.62%

Baidu, Inc. (China)(a)	3.25%	8/6/2018		200	206,289

Telecommunications 8.12%

Altice SA (Luxembourg)†(a)	7.75%	5/15/2022		200	207,000
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023		200	211,272
Ooredoo International Finance Ltd.†	3.25%	2/21/2023		200	190,000
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%	9/8/2021		200	219,657
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Ireland)†(a)	7.748%	2/2/2021		200	207,000
Total					1,034,929

Transportation: Miscellaneous 1.66%

Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020		200	211,548

Utilities: Electrical 1.76%

Israel Electric Corp. Ltd. (Israel)†(a)	7.25%	1/15/2019		200	225,000
Total Corporate Bonds (cost $11,345,551)					11,486,737

FOREIGN BONDS(c) 3.17%

Colombia 1.13%

Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP	290,000	144,184

Mexico 0.99%

Cemex SAB de CV†	4.75%	1/11/2022	EUR	100	126,621

Netherlands 1.05%

Adria Bidco BV†	7.875%	11/15/2020	EUR	100	133,386
Total Foreign Bonds (cost $422,400)					404,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATION 0.29%

Belize

Republic of Belize†(a) (cost $32,661)	5.00%	2/20/2038	$50	$37,375
Total Long-Term Investments (cost $11,823,781)				$11,952,296

SHORT-TERM INVESTMENT 6.99%

Repurchase Agreement

Repurchase Agreement dated 9/30/2014, Zero Coupon due 10/1/2014 with Fixed Income Clearing Corp. collateralized by $915,000 of U.S. Treasury Note at 1.75% due 9/30/2019; value: $912,713; proceeds: $891,236 (cost $891,236)			891	891,236
Total Investments in Securities 100.74% (cost $12,715,017)				12,843,532
Liabilities in Excess of Cash and Other Assets(d) (0.74%)				(94,529)
Net Assets 100.00%				$12,749,003

COP	Colombian peso.
EUR	euro.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(f)).
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2014

Open Forward Foreign Currency Exchange Contracts at September 30, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	Goldman Sachs	10/3/2014	270,000	$110,009	$110,276	$267
Brazilian real	Sell	Credit Suisse	10/3/2014	270,000	119,543	110,276	9,267
British pound	Sell	Bank Of America	10/17/2014	22,000	37,741	35,661	2,080
Colombian peso	Sell	Morgan Stanley	12/9/2014	293,000,000	150,733	143,738	6,995
euro	Sell	Bank Of America	11/13/2014	110,230	145,999	139,265	6,734
euro	Sell	Bank Of America	11/13/2014	100,000	129,493	126,341	3,152
Mexican peso	Sell	Goldman Sachs	10/10/2014	1,935,000	148,004	143,995	4,009
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$32,504

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Morgan Stanley	1/9/2015	280,000	$111,429	$111,405	$(24)
British pound	Buy	Goldman Sachs	10/17/2014	700	1,168	1,135	(33)
British pound	Buy	Morgan Stanley	10/17/2014	21,300	34,670	34,526	(144)
Mexican peso	Buy	Goldman Sachs	10/10/2014	1,935,000	145,897	143,995	(1,902)
Brazilian real	Sell	Goldman Sachs	1/9/2015	280,000	111,129	111,404	(275)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,378)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stock	$12,112	$—	$—	$12,112
Convertible Bond	—	11,881	—	11,881
Corporate Bonds	—	11,486,737	—	11,486,737
Foreign Bonds	—	404,191	—	404,191
Foreign Government Obligation	—	37,375	—	37,375
Repurchase Agreement	—	891,236	—	891,236
Total	$12,112	$12,831,420	$—	$12,843,532
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$32,504	$—	$32,504
Liabilities	—	(2,378)	—	(2,378)
Total	$—	$30,126	$—	$30,126

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.70%

ASSET-BACKED SECURITIES 19.18%

Automobiles 8.12%

Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	$2,465	$2,456,194
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	1,550	1,550,029
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	505	505,691
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	1,319	1,319,965
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	290	290,272
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	257	257,246
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	250	251,306
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	724	724,944
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	293	293,494
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	586	586,252
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	655	654,657
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	400	403,555
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	609	612,428
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	170	169,938
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	550	550,699
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	601	601,671
Capital Auto Receivables Asset Trust 2013-2 A2	0.92%	9/20/2016	1,424	1,426,741
Capital Auto Receivables Asset Trust 2014-1 A2	0.96%	4/20/2017	1,905	1,910,259
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	197	196,981
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	1,027	1,030,913
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	790	788,747
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	1,240	1,237,972
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	1,255	1,257,751
Fifth Third Auto Trust 2014-2 A3	0.89%	11/15/2018	1,010	1,010,291
Ford Credit Auto Owner Trust 2014-B A3	0.90%	10/15/2018	715	715,670
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	800	799,761
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	1,100	1,100,871
Hyundai Auto Receivables Trust 2014-B A3	0.90%	12/17/2018	1,060	1,060,488
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	161	161,048
Mercedes-Benz Auto Lease Trust 2014-A A3	0.68%	12/15/2016	685	685,437
Mercedes-Benz Auto Receivables Trust 2014-1 A3	0.87%	10/15/2018	625	622,697
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	1,558	1,559,357
Nissan Auto Lease Trust 2014-A A3	0.80%	2/15/2017	590	589,861
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%	8/22/2016	571	571,758
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	1,945	1,944,734
Santander Drive Auto Receivables Trust 2012-4 A3	1.04%	8/15/2016	124	123,857
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%	7/15/2016	19	19,274
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	999	999,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	$83	$83,382
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	420	420,595
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	1,865	1,862,912
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%		9/15/2017	475	474,872
Total					33,884,021

Credit Cards 3.78%

American Express Credit Account Master Trust 2012-5 A	0.59%		5/15/2018	2,075	2,076,458
American Express Credit Account Master Trust 2014-3 A	1.49%		4/15/2020	800	799,483
Bank of America Credit Card Trust 2014-A3 A	0.444	%#	1/15/2020	2,000	2,001,579
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	880	879,804
Discover Card Execution Note Trust 2011-A4	0.504	%#	5/15/2019	550	552,211
Discover Card Execution Note Trust 2012-B3	0.604	%#	5/15/2018	1,285	1,287,148
Synchrony Credit Card Master Note Trust 2010-1 A	3.69%		3/15/2018	2,000	2,029,170
Synchrony Credit Card Master Note Trust 2011-2 A	0.634	%#	5/15/2019	2,280	2,284,586
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	400	400,172
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	1,050	1,049,565
World Financial Network Credit Card Master Trust 2014-B A	0.61%		7/15/2019	2,400	2,400,061
Total					15,760,237

Other 7.28%

AMAC CDO Funding I 2006-1A A1†	0.429	%#	11/23/2050	314	310,275
Avenue CLO VI Ltd. 2007-6A A2†	0.583	%#	7/17/2019	500	490,625
Avery Point IV CLO Ltd. 2014-1A A†	1.754	%#	4/25/2026	1,000	1,004,184
Babson CLO Ltd. 2006 I-1A B†	0.624	%#	7/15/2018	344	343,937
BlueMountain CLO Ltd. 2014-3A A1†	1.48	%#	10/15/2026	500	498,750
CIFC Funding II Ltd. 2014-2A A1L†	1.725	%#	5/24/2026	500	501,807
Divcore CLO 2013	4.051%		11/27/2032	1,000	962,487
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.484	%#	7/17/2023	2,000	1,989,684
Fairway Loan Funding Co. 2006-1A A3L†	0.893	%#	10/17/2018	600	596,960
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.734	%#	10/19/2025	525	522,915
Fortress Credit BSL Ltd. 2013-1A A†	1.414	%#	1/19/2025	1,000	991,670
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.533	%#	12/20/2020	500	496,838
Galaxy XVIII CLO Ltd. 2014-18A A†	1.704	%#	10/15/2026	500	501,776
Gleneagles CLO Ltd. 2005-1A B†	0.79	%#	11/1/2017	500	494,198
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	750	755,388
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	1,660	1,662,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	$500	$500,308
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	500	495,196
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	750	739,044
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	1,650	1,653,398
JFIN CLO Ltd. 2007-1A A2†	0.474	%#	7/20/2021	386	382,985
JFIN Revolver CLO Ltd. 2013-1A A†	1.484	%#	1/20/2021	750	750,133
KKR Financial CLO Corp. 2006-1A C†	1.185	%#	8/25/2018	750	732,448
KKR Financial CLO Corp. 2007-1A B†	0.984	%#	5/15/2021	750	731,484
Liberty CLO Ltd. 2005-1A A1C†	0.49	%#	11/1/2017	108	108,435
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	400	401,766
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.754	%#	4/15/2026	500	502,103
OZLM VII Ltd. 2014-7A A1B†	1.745	%#	7/17/2026	750	753,381
Red River CLO Ltd. 1A A†	0.51	%#	7/27/2018	324	322,658
SLM Student Loan Trust 2010-A 2A†	3.404	%#	5/16/2044	1,563	1,661,892
SLM Student Loan Trust 2011-1 A1	0.675	%#	3/25/2026	834	839,870
SLM Student Loan Trust 2011-B A1†	1.004	%#	12/16/2024	1,628	1,635,550
SLM Student Loan Trust 2012-A A1†	1.554	%#	8/15/2025	534	540,225
SLM Student Loan Trust 2012-C A1†	1.254	%#	8/15/2023	619	623,392
SLM Student Loan Trust 2012-E A1†	0.904	%#	10/16/2023	257	258,554
SLM Student Loan Trust 2013-B A1†	0.804	%#	7/15/2022	631	632,529
Stone Tower CLO V Ltd. 2006-5A A2B†	0.563	%#	7/16/2020	1,500	1,470,952
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.553	%#	4/17/2021	600	582,272
Venture XVII CLO Ltd. 2014-17A A†	1.764	%#	7/15/2026	850	853,121
Venture XVIII CLO Ltd. 2014-18A A†	1.737	%#	10/15/2026	500	501,254
Westchester CLO Ltd. 2007-1A A1A†	0.465	%#	8/1/2022	602	597,613
Total					30,394,963
Total Asset-Backed Securities (cost $79,967,775)					80,039,221

CORPORATE BONDS 33.12%

Aerospace/Defense 0.50%

Exelis, Inc.	4.25%		10/1/2016	2,000	2,105,372

Auto Parts & Equipment 1.03%

Continental Rubber of America Corp.†	4.50%		9/15/2019	2,500	2,635,430
Delphi Corp.	6.125%		5/15/2021	1,500	1,650,000
Total					4,285,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banking 4.68%

Bank of America Corp.	5.25%	12/1/2015	$250	$261,871
Bank of America Corp.	5.70%	5/2/2017	808	886,479
Bank of America Corp.	6.05%	5/16/2016	250	268,533
Bank of America Corp.	7.75%	8/15/2015	1,111	1,176,322
Bank of America Corp.	7.80%	9/15/2016	123	137,893
Bank of America Corp.	10.20%	7/15/2015	3,000	3,220,845
Bank of America NA	6.10%	6/15/2017	500	557,116
Export-Import Bank of Korea (South Korea)(a)	0.984%#	1/14/2017	1,000	1,006,671
Goldman Sachs Group, Inc. (The)	2.235%#	8/24/2016	250	254,996
Korea Development Bank (The) (South Korea)(a)	0.857%#	1/22/2017	1,000	1,002,971
Lloyds Bank plc (United Kingdom)(a)	9.875%	12/16/2021	500	581,875
Regions Financial Corp.	7.75%	11/10/2014	1,000	1,007,220
Royal Bank of Scotland Group plc (United Kingdom)(a)	1.173%#	3/31/2017	2,000	2,009,096
Santander Holdings USA, Inc.	3.00%	9/24/2015	250	254,609
Shinhan Bank (South Korea)†(a)	0.883%#	4/8/2017	1,800	1,806,044
US Bank NA	3.778%	4/29/2020	5,000	5,088,445
Total				19,520,986

Brokerage 0.20%

Jefferies Group LLC	5.50%	3/15/2016	500	531,835
Raymond James Financial, Inc.	8.60%	8/15/2019	250	312,217
Total				844,052

Building Materials 0.19%

Martin Marietta Materials, Inc.†	1.333%#	6/30/2017	500	502,493
Owens Corning, Inc.	6.50%	12/1/2016	250	275,552
Total				778,045

Chemicals 0.61%

Incitec Pivot Ltd. (Australia)†(a)	4.00%	12/7/2015	250	257,937
Yara International ASA (Norway)†(a)	5.25%	12/15/2014	1,685	1,700,726
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	500	603,547
Total				2,562,210

Computer Hardware 0.50%

Brocade Communications Systems, Inc.	6.875%	1/15/2020	2,000	2,087,500

Consumer Products 0.48%

Avon Products, Inc.	2.375%	3/15/2016	2,000	2,020,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 1.42%

Air Lease Corp.	5.625%	4/1/2017	$2,000	$2,162,500
Aviation Capital Group Corp.†	3.875%	9/27/2016	2,000	2,058,064
International Lease Finance Corp.†	7.125%	9/1/2018	1,500	1,691,250
Total				5,911,814

Diversified Capital Goods 0.77%

Leucadia National Corp.	8.125%	9/15/2015	3,000	3,200,250

Electric: Distribution/Transportation 0.06%

SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	234	246,061

Electric: Integrated 1.22%

Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	1,000	1,083,103
Exelon Generation Co. LLC	6.20%	10/1/2017	375	421,969
Pennsylvania Electric Co.	6.05%	9/1/2017	2,000	2,239,684
Public Service Co. of New Mexico	7.95%	5/15/2018	1,125	1,343,108
Total				5,087,864

Energy: Exploration & Production 2.62%

Continental Resources, Inc.	7.125%	4/1/2021	1,775	1,970,250
Continental Resources, Inc.	7.375%	10/1/2020	1,900	2,092,375
Hrvatska Elektroprivreda (Croatia)†(a)	6.00%	11/9/2017	200	210,744
Plains Exploration & Production Co.	6.50%	11/15/2020	500	548,810
Plains Exploration & Production Co.	7.625%	4/1/2020	3,750	4,003,125
Plains Exploration & Production Co.	8.625%	10/15/2019	2,000	2,097,742
Total				10,923,046

Gas Distribution 2.82%

Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	1,500	1,669,422
El Paso Pipeline Partners Operating Co. LLC	4.10%	11/15/2015	2,500	2,584,458
Enbridge Energy Partners LP	6.50%	4/15/2018	500	572,647
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	2,894	3,353,422
Laclede Group, Inc. (The)	0.982%#	8/15/2017	3,600	3,601,498
Total				11,781,447

Health Facilities 1.29%

Omega Healthcare Investors, Inc.	6.75%	10/15/2022	2,250	2,401,875
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	2,807	2,971,911
Total				5,373,786

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Hotels 1.28%

Host Hotels & Resorts LP	5.875%	6/15/2019	$1,500	$1,589,613
Host Hotels & Resorts LP	6.00%	11/1/2020	3,500	3,739,421
Total				5,329,034

Integrated Energy 1.69%

CNPC General Capital Ltd. (China)†(a)	1.133%#	5/14/2017	2,000	2,005,890
Petrobras Global Finance BV (Netherlands)(a)	2.595%#	3/17/2017	3,000	3,040,980
Sinopec Group Overseas Development 2014 Ltd.†	1.014%#	4/10/2017	2,000	2,003,230
Total				7,050,100

Investments & Miscellaneous Financial Services 0.73%

Ares Capital Corp.	4.875%	11/30/2018	1,000	1,057,982
Kayne Anderson MLP Investment Co.	1.484%#	8/19/2016	2,000	2,004,628
Total				3,062,610

Life Insurance 0.44%

Symetra Financial Corp.†	6.125%	4/1/2016	825	877,723
UnumProvident Finance Co. plc (United Kingdom)†(a)	6.85%	11/15/2015	889	943,975
Total				1,821,698

Media: Cable 0.04%

Cox Communications, Inc.	5.50%	10/1/2015	150	156,897

Metals/Mining (Excluding Steel) 1.79%

Anglo American Capital plc (United Kingdom)†(a)	1.184%#	4/15/2016	500	503,006
Barrick Gold Corp. (Canada)(a)	2.90%	5/30/2016	375	384,038
Glencore Finance Canada Ltd. (Canada)†(a)	3.60%	1/15/2017	750	780,245
Glencore Finance Canada Ltd. (Canada)(a)	5.50%	6/15/2017	500	545,361
Glencore Funding LLC†	1.398%#	5/27/2016	3,200	3,223,408
Glencore Funding LLC†	1.594%#	1/15/2019	500	504,259
Kinross Gold Corp. (Canada)(a)	3.625%	9/1/2016	1,500	1,553,133
Total				7,493,450

Multi-Line Insurance 0.57%

Kemper Corp.	6.00%	11/30/2015	2,250	2,369,264

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services 0.56%

National Oilwell Varco, Inc.	6.125%	8/15/2015	$750	$750,655
Noble Holding International Ltd.	3.45%	8/1/2015	250	255,162
Transocean, Inc.	6.50%	11/15/2020	1,265	1,345,848
Total				2,351,665

Pharmaceuticals 0.91%

Mylan, Inc.†	6.00%	11/15/2018	756	783,390
Mylan, Inc.†	7.875%	7/15/2020	2,754	3,004,597
Total				3,787,987

Real Estate Investment Trusts 2.68%

ARC Properties Operating Partnership LP/Clark Acquisition LLC†	2.00%	2/6/2017	2,000	2,000,034
DDR Corp.	7.50%	7/15/2018	500	589,066
Digital Realty Trust LP	5.875%	2/1/2020	250	278,095
Duke Realty LP	5.50%	3/1/2016	365	387,065
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	2,150	2,378,934
Hospitality Properties Trust	6.30%	6/15/2016	500	528,608
Hospitality Properties Trust	6.70%	1/15/2018	687	767,169
Mid-America Apartments LP	6.05%	9/1/2016	575	623,392
Reckson Operating Partnership LP	6.00%	3/31/2016	1,500	1,597,726
Regency Centers LP	5.25%	8/1/2015	1,262	1,308,989
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership	5.00%	8/15/2018	500	539,225
UDR, Inc.	5.25%	1/15/2016	175	184,255
Total				11,182,558

Restaurants 0.40%

Darden Restaurants, Inc.	6.20%	10/15/2017	1,500	1,671,066

Software/Services 0.73%

Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	3,000	3,068,187

Specialty Retail 1.02%

QVC, Inc.†	7.375%	10/15/2020	4,000	4,262,280

Support: Services 0.12%

URS Corp.	3.85%	4/1/2017	500	516,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Integrated/Services 0.58%

Qwest Corp.	7.50%	10/1/2014	$1,750	$1,750,000
Qwest Corp.	7.625%	6/15/2015	625	652,061
Total				2,402,061

Transportation (Excluding Air/Rail) 1.19%

Asciano Finance Ltd. (Australia)†(a)	3.125%	9/23/2015	2,750	2,801,359
Con-way, Inc.	7.25%	1/15/2018	1,891	2,177,632
Total				4,978,991
Total Corporate Bonds (cost $137,838,162)				138,232,805

FLOATING RATE LOANS(b) 8.47%

Aerospace/Defense 0.85%

Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	1,705	1,704,955
Delos Finance S.A.R.L. Term Loan (Luxembourg)(a)	3.50%	3/6/2021	1,850	1,830,344
Total				3,535,299

Apparel/Textiles 0.20%

PVH Corp. Tranche B Term Loan	3.25%	2/13/2020	836	838,114

Electronics 0.63%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	2,668	2,647,980

Food: Wholesale 0.11%

Aramark Corp. Term Loan E	3.25%	9/7/2019	485	477,422

Gaming 1.16%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	2,234	2,222,366
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	2,612	2,598,138
Total				4,820,504

Media 0.47%

Nielsen Finance LLC Term Loan A	2.153%	4/30/2019	1,975	1,979,108

Media: Broadcast 0.60%

AMC Networks, Inc. Term Loan A	1.656%	6/30/2017	2,500	2,489,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Cable 0.68%

Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	$1,737	$1,689,029
CSC Holdings LLC Term Loan B	2.654%	4/17/2020	1,176	1,144,780
Total				2,833,809

Medical Products 0.59%

Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(a)	2.234%	8/7/2019	1,604	1,606,558
Thermo Fisher Scientific, Inc. Committed Term Loan	1.618%	5/31/2016	875	874,090
Total				2,480,648

Pharmaceuticals 1.29%

Actavis, Inc. Term Loan	1.654%	8/1/2016	500	500,000
Amgen Inc. Term Loan	1.233%	9/18/2018	4,865	4,861,849
Total				5,361,849

Support: Services 0.86%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	3,592	3,586,972

Telecommunications: Wireless 0.61%

American Tower Corp. Term Loan A	1.41%	1/3/2019	1,625	1,623,310
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	912	904,697
Total				2,528,007

Theaters & Entertainment 0.42%

Kasima LLC Term Loan	3.25%	5/17/2021	1,786	1,769,140
Total Floating Rate Loans (cost $35,579,647)				35,348,227

FOREIGN GOVERNMENT OBLIGATION(a) 0.05%

Brazil

Federal Republic of Brazil (cost $217,066)	8.00%	1/15/2018	194	214,667

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.85%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.687%#	10/25/2030	2,000	2,115,147
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.304%#	9/25/2044	500	514,311
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.163%#	11/25/2044	100	104,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019	%#	1/25/2047	$17	$17,563
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.891	%#	2/25/2045	100	101,151
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.949	%#	6/25/2047	200	205,749
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684	%#	8/25/2045	303	307,815
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.684	%#	8/25/2045	200	199,441
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.484	%#	5/25/2045	100	100,379
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274	%#	4/25/2046	400	396,431
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	510	517,151
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	1,577	1,582,111
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	620	616,612
Federal National Mortgage Assoc. 2013-M14 A	1.70%		8/25/2018	820	815,312
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	401	401,642
Government National Mortgage Assoc. 2013-171 IO	1.14	%#	6/16/2054	19,741	1,771,432
Government National Mortgage Assoc. 2013-193 IO	1.124	%#	1/16/2055	2,048	180,669
Government National Mortgage Assoc. 2014-109 A(c)	2.325%		1/16/2046	2,220	2,237,292
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	1,746	1,792,004
Government National Mortgage Assoc. 2014-15 IO	1.06	%#	8/16/2054	19,832	1,595,094
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	149	150,188
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	242	243,175
Government National Mortgage Assoc. 2014-78 IO	1.002	%#	3/16/2056	1,337	103,746
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $16,040,051)					16,068,582

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.70%

Federal Home Loan Mortgage Corp.	2.176	%#	4/1/2038	920	970,627
Federal Home Loan Mortgage Corp.	2.272	%#	2/1/2038	721	772,159
Federal Home Loan Mortgage Corp.	2.286	%#	12/1/2035	844	901,788
Federal Home Loan Mortgage Corp.	2.311	%#	12/1/2037	420	449,371
Federal Home Loan Mortgage Corp.	2.336	%#	4/1/2037	232	247,801
Federal Home Loan Mortgage Corp.	2.359	%#	6/1/2038	228	243,424
Federal Home Loan Mortgage Corp.	2.36	%#	4/1/2037	546	583,093
Federal Home Loan Mortgage Corp.	2.37	%#	10/1/2035	608	649,103
Federal Home Loan Mortgage Corp.	2.372	%#	10/1/2038	358	382,701
Federal Home Loan Mortgage Corp.	2.374	%#	3/1/2038	613	654,366
Federal Home Loan Mortgage Corp.	2.381	%#	10/1/2039	554	590,174
Federal Home Loan Mortgage Corp.	2.404	%#	5/1/2036	461	492,912
Federal Home Loan Mortgage Corp.	2.414	%#	12/1/2036	776	830,033
Federal Home Loan Mortgage Corp.	2.552	%#	9/1/2036	719	774,304
Federal Home Loan Mortgage Corp.	2.629	%#	2/1/2037	827	890,352
Federal Home Loan Mortgage Corp.	2.63	%#	12/1/2035	669	719,170
Federal Home Loan Mortgage Corp.	3.221	%#	6/1/2044	1,166	1,208,550
Federal Home Loan Mortgage Corp.(c)	5.00%		5/1/2021	106	113,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	1.923	%#	7/1/2035	$2,261	$2,405,630
Federal National Mortgage Assoc.	2.081	%#	2/1/2036	435	462,961
Federal National Mortgage Assoc.	2.102	%#	12/1/2035	664	702,135
Federal National Mortgage Assoc.	2.131	%#	3/1/2039	412	437,744
Federal National Mortgage Assoc.	2.152	%#	11/1/2036	1,747	1,870,414
Federal National Mortgage Assoc.	2.17	%#	8/1/2037	480	511,560
Federal National Mortgage Assoc.	2.238	%#	8/1/2038	253	270,312
Federal National Mortgage Assoc.	2.242	%#	1/1/2038	465	499,661
Federal National Mortgage Assoc.	2.245	%#	9/1/2038	330	352,800
Federal National Mortgage Assoc.	2.332	%#	1/1/2038	414	446,756
Federal National Mortgage Assoc.	2.362	%#	3/1/2038	267	288,608
Federal National Mortgage Assoc.	2.37	%#	6/1/2038	181	194,310
Federal National Mortgage Assoc.	2.401	%#	11/1/2038	596	637,573
Federal National Mortgage Assoc.	2.478	%#	12/1/2038	213	229,503
Federal National Mortgage Assoc.	2.95%		3/1/2015	1,000	1,003,371
Federal National Mortgage Assoc.	5.50%		2/1/2034	859	964,454
Federal National Mortgage Assoc.	5.50%		11/1/2034	947	1,061,729
Total Government Sponsored Enterprises Pass-Throughs (cost $23,564,271)					23,813,339

MUNICIPAL BOND 0.18%

Nursing Home

New Jersey Econ Dev Auth (cost $754,516)	2.421%		6/15/2018	750	749,482

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 25.15%

Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	414	433,146
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.808	%#	6/15/2028	2,815	2,874,335
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.808	%#	6/15/2028	200	202,545
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.808	%#	6/15/2028	340	342,618
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	100	102,832
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	700	754,739
Banc of America Re-REMIC Trust 2009-UB2 A4B2†	5.784	%#	6/24/2049	1,759	1,913,108
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.707	%#	6/11/2040	1,000	1,097,518
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW17 AM	5.894	%#	6/11/2050	1,000	1,102,923

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	$91	$98,651
Boca Hotel Portfolio Trust 2013-BOCA D†	3.204	%#	8/15/2026	360	360,568
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.104	%#	6/15/2031	250	249,812
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP†	1.466	%#	6/15/2031	4,500	80,102
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.71	%#	12/10/2049	750	815,046
Citigroup Commercial Mortgage Trust 2007-FL3A E†	0.454	%#	4/15/2022	100	99,224
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	250	252,744
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911	%#	1/12/2030	750	756,448
Citigroup Commercial Mortgage Trust 2014-GC21 XA	1.335	%#	5/10/2047	4,477	410,829
Citigroup Commercial Mortgage Trust 2014-GC23 XB	0.227	%#	7/10/2047	3,784	79,810
Commercial Mortgage Pass-Through Certificates 2001-J2A F†	7.38	%#	7/16/2034	839	934,403
Commercial Mortgage Pass-Through Certificates 2001-J2A G†	7.38	%#	7/16/2034	100	110,505
Commercial Mortgage Pass-Through Certificates 2004-LB2A E	5.357%		3/10/2039	750	842,524
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	1,596	1,621,074
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.774	%#	7/10/2046	100	113,570
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.288	%#	7/17/2028	226	225,905
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.399	%#	2/10/2029	8,000	241,760
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	191	191,164
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	2,210	2,209,692
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.281	%#	9/17/2029	1,403	1,415,434
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	421	413,538
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.754	%#	11/17/2026	30	30,056
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	438	426,550
Commercial Mortgage Pass-Through Certificates 2013-THL B†	1.757	%#	6/8/2030	225	225,473
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA	1.323	%#	8/10/2047	1,739	143,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.106	%#	7/13/2031	$750	$752,710
Commercial Mortgage Pass-Through Certificates 2014-FL4 XCP†	0.492	%#	9/13/2015	2,934	3,585
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.054	%#	6/11/2027	900	901,523
Commercial Mortgage Pass-Through Certificates 2014-KYO B†	1.454	%#	6/11/2027	1,000	1,000,397
Commercial Mortgage Pass-Through Certificates 2014-KYO C†	1.804	%#	6/11/2027	900	900,005
Commercial Mortgage Pass-Through Certificates 2014-LC17 XB†	0.042	%#	10/10/2047	58,568	391,000
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.304	%#	6/15/2034	344	344,441
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	1.904	%#	6/15/2034	275	275,189
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.554	%#	6/15/2034	375	375,177
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP†	3.386	%#	6/15/2034	6,033	348,985
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA	1.116	%#	9/10/2047	3,780	267,671
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	50	54,579
CSMC Trust 2014-USA X1†	0.552	%#	9/15/2037	20,000	1,021,364
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	925	1,004,569
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	2,137	2,207,271
DBUBS Mortgage Trust 2011-LC1A A2†	4.528%		11/10/2046	1,000	1,074,377
DBUBS Mortgage Trust 2011-LC1A A3†	5.002%		11/10/2046	1,000	1,118,710
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	998	1,041,810
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	910	941,764
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	500	542,189
Extended Stay America Trust 2013-ESH7 A27†	2.958%		12/5/2031	210	212,240
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	800	812,996
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	1,580	1,606,127
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(a)	2.184	%#	10/18/2054	350	354,462
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.354	%#	12/20/2054	395	393,359
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(a)	0.414	%#	12/20/2054	210	209,974
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.354	%#	12/20/2054	74	73,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Granite Master Issuer plc 2007-2 3A1 (United Kingdom)(a)	0.334%#	12/17/2054	$691	$687,944
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.819%#	7/10/2038	1,000	1,068,976
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	295	299,284
GS Mortgage Securities Corp. II 2013-KING B†	3.241%	12/10/2027	1,000	1,012,297
GS Mortgage Securities Corp. II 2013-KING C†	3.435%#	12/10/2027	2,250	2,267,311
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%	6/5/2031	1,000	1,032,663
GS Mortgage Securities Trust 2010-C1 D†	6.023%#	8/10/2043	100	109,547
GS Mortgage Securities Trust 2011-GC3 A4†	4.753%	3/10/2044	756	832,270
GS Mortgage Securities Trust 2012-GCJ7 A2	2.318%	5/10/2045	120	122,033
GS Mortgage Securities Trust 2013-G1 A1†	2.059%	4/10/2031	1,063	1,027,819
H/2 Asset Funding 2014-1 Ltd.	2.101%	3/19/2037	2,000	2,024,594
HILT Mortgage Trust 2014-ORL A†	1.056%#	7/15/2029	600	600,278
HILT Mortgage Trust 2014-ORL B†	1.356%#	7/15/2029	200	200,021
HILT Mortgage Trust 2014-ORL C†	1.756%#	7/15/2029	750	750,211
HILT Mortgage Trust 2014-ORL XCP†	1.104%#	7/15/2029	1,000	14,514
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%	6/12/2047	2,500	2,697,934
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.445%#	12/5/2027	500	611,127
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%	6/15/2043	500	536,288
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	11/15/2043	250	274,603
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD C†	5.143%	11/13/2044	100	106,747
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CBX A3	3.139%	6/15/2045	472	488,993
JPMorgan Chase Commercial Mortgage Securities Trust 2012-LC9 A2	1.677%	12/15/2047	1,100	1,098,212
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 C†	1.954%#	4/15/2028	1,000	1,001,323
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.054%#	4/15/2027	400	400,552
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.404%#	4/15/2027	250	250,273
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A1	1.254%	2/15/2047	456	453,964
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A2	2.879%	2/15/2047	119	121,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA	1.449	%#	4/15/2047	$1,988	$122,337
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB	0.441	%#	4/15/2047	1,000	27,641
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	1,383	1,416,025
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	274	279,948
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805	%#	6/10/2027	191	191,870
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA†	0.376	%#	6/10/2027	1,487	27,333
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB†	0.034	%#	6/10/2027	661	2,457
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.354	%#	12/15/2030	250	250,536
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.254	%#	12/15/2030	500	496,535
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.252	%#	7/15/2031	250	250,858
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 XCP†	0.451	%#	5/15/2016	108,350	519,712
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.074	%#	6/15/2029	650	650,123
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	1.854	%#	6/15/2029	150	149,877
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN XCP†	0.09%		12/15/2015	25,000	27,733
LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.413%		9/15/2039	1,000	1,076,306
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	1,100	1,182,006
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	1,300	1,404,260
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%		1/20/2041	197	196,949
LSTAR Commercial Mortgage Trust 2014-2 XA†	1.033	%#	1/20/2041	1,809	69,991
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	500	537,468
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2	3.085%		8/15/2046	100	103,520
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 XA	1.861	%#	2/15/2046	1,561	144,621
Morgan Stanley Capital I Trust 2005-IQ9 B	4.86%		7/15/2056	450	470,173
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.592	%#	4/12/2049	175	188,183
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.908	%#	6/11/2049	813	880,308
Morgan Stanley Capital I Trust 2012-C4 XA†	2.829	%#	3/15/2045	25,976	2,832,171
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	823	812,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust 2014-CPT XA†	0.089	%#	7/13/2029	$100,000	$788,980
Nationslink Funding Corp. Commercial Loan Pass-Through Certificate 1999-LTL1 C†	7.399%		1/22/2026	320	345,695
OBP Depositor LLC Trust 2010-OBP A†	4.646%		7/15/2045	505	557,404
PFP III Ltd. 2014-1 AS†	1.804	%#	6/14/2031	1,000	1,005,633
PFP III Ltd. 2014-1 B†	2.504	%#	6/14/2031	1,000	1,007,098
PFP III Ltd. 2014-1 C†	3.054	%#	6/14/2031	2,000	2,014,507
RAIT Trust 2014-FL2 B†	2.304	%#	5/13/2031	1,000	987,414
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	899	904,243
RBSCF Trust 2010-RR3 WBTB†	6.14	%#	2/16/2051	1,500	1,639,259
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.204	%#	4/15/2032	250	250,596
Selkirk Ltd. 3 A†	1.86%		12/20/2041	1,150	1,143,351
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	420	382,754
TimberStar Trust 1 2006-1A A†	5.668%		10/15/2036	1,600	1,720,773
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	1,000	996,940
UBS-Barclays Commercial Mortgage Trust 2013-C5 A2	2.137%		3/10/2046	2,100	2,112,220
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	647	667,347
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	53	53,332
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.414	%#	10/15/2044	3,500	3,540,514
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.499	%#	12/15/2044	1,000	1,043,390
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	667	714,212
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	2,000	2,175,728
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%		10/15/2045	540	542,799
Wells Fargo Commercial Mortgage Trust 2014-TISH C†	2.004	%#	2/15/2027	250	250,075
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	25	26,956
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	1,000	1,045,113
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	874	878,299
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	1,300	1,309,881
WF-RBS Commercial Mortgage Trust 2014-C20 XA	1.41	%#	5/15/2047	3,947	308,381
WF-RBS Commercial Mortgage Trust 2014-C20 XB	0.734	%#	5/15/2047	765	39,194
WF-RBS Commercial Mortgage Trust 2014-C21 XB	0.762	%#	8/15/2047	15,000	829,335
WF-RBS Commercial Mortgage Trust 2014-C22 XA	0.971	%#	9/15/2057	13,000	859,924
WF-RBS Commercial Mortgage Trust 2014-C22 XB	0.452	%#	9/15/2057	14,000	542,423
WFRBS Commercial Mortgage Trust 2014-C23 XA	0.729	%#	10/15/2057	8,000	378,246
WFRBS Commercial Mortgage Trust 2014-C23 XB	0.307	%#	10/15/2057	5,000	119,283
Total Non-Agency Commercial Mortgage-Backed Securities (cost $105,732,388)					104,987,215
Total Long-Term Investments (cost $399,693,876)					$399,453,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 5.22%

COMMERCIAL PAPER 2.15%

Electric: Integrated 0.24%

Entergy Corp.	Zero Coupon	12/4/2014	$1,000	$999,182

Energy: Exploration & Production 0.84%

Talisman Energy, Inc.	Zero Coupon	10/7/2014	2,000	1,999,767
Talisman Energy, Inc.	Zero Coupon	10/14/2014	500	499,873
Talisman Energy, Inc.	Zero Coupon	11/3/2014	1,000	999,377
Total				3,499,017

Food & Drug Retailers 0.71%

Tesco Treasury Services plc	Zero Coupon	8/18/2015	3,000	2,977,798

Gas Distribution 0.12%

Nisource Finance Corp.	Zero Coupon	10/6/2014	500	499,958

Oil Field Equipment & Services 0.24%

Weatherford International Ltd.	Zero Coupon	10/6/2014	500	499,941
Weatherford International Ltd.	Zero Coupon	10/15/2014	500	499,833
Total				999,774
Total Commercial Paper (cost $8,974,500)				8,975,729

CORPORATE BONDS 3.07%

Banking 0.36%

Royal Bank of Scotland Group plc (United Kingdom)(a)	5.00%	10/1/2014	1,000	1,000,000
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.05%	1/8/2015	500	504,784
Total				1,504,784

Chemicals 0.05%

Methanex Corp. (Canada)(a)	6.00%	8/15/2015	195	203,597

Electric: Generation 0.77%

TransAlta Corp. (Canada)(a)	4.75%	1/15/2015	3,179	3,215,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 0.24%

Enel Finance International NV (Netherlands)†(a)	3.875%	10/7/2014	$1,000	$1,000,282

Electronics 0.04%

Amphenol Corp.	4.75%	11/15/2014	150	150,748

Energy: Exploration & Production 0.12%

Woodside Finance Ltd. (Australia)†(a)	4.50%	11/10/2014	500	502,082

Food: Wholesale 0.72%

Tate & Lyle International Finance plc (United Kingdom)†(a)	5.00%	11/15/2014	3,000	3,016,536

Metals/Mining (Excluding Steel) 0.12%

Xstrata Finance Canada Ltd. (Canada)†(a)	2.85%	11/10/2014	500	501,136

Oil Refining & Marketing 0.08%

Sunoco, Inc.	4.875%	10/15/2014	339	339,461

Real Estate Investment Trusts 0.19%

DDR Corp.	5.50%	5/1/2015	500	512,871
Liberty Property LP	5.125%	3/2/2015	295	300,285
Total				813,156

Support: Services 0.38%

Brambles USA, Inc.†	3.95%	4/1/2015	1,550	1,574,330
Total Corporate Bonds (cost $12,820,953)				12,821,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.00%

JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH XCP† (cost $0)	0.231	%#	5/15/2015	$3,320	$199
Total Short-Term Investments (cost $21,795,453)					$21,797,252
Total Investments in Securities 100.92% (cost $421,489,329)					421,250,790
Liabilities in Excess of Cash, Foreign Cash and Other Assets(d) (0.92%)					(3,841,436)
Net Assets 100.00%					$417,409,354

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2014.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at September 30, 2014.
(c)	Security has been fully or partially segregated to cover margin requirements for open futures contracts and interest rate swaps as of September 30, 2014.
(d)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Open Forward Foreign Currency Exchange Contracts at September 30, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	Bank of America	12/10/2014	6,825,000	$723,754	$731,553	$7,799
Argentine peso	Buy	J.P. Morgan	11/12/2014	4,700,000	517,621	524,157	6,536
Argentine peso	Buy	J.P. Morgan	11/12/2014	98,250,000	10,879,194	10,957,116	77,922
Argentine peso	Buy	J.P. Morgan	12/10/2014	4,425,000	464,323	474,304	9,981
Argentine peso	Buy	J.P. Morgan	10/10/2014	28,500,000	3,216,704	3,337,823	121,119
Argentine peso	Buy	J.P. Morgan	10/10/2014	4,650,000	524,831	544,592	19,761
Argentine peso	Buy	J.P. Morgan	10/10/2014	15,400,000	1,756,988	1,803,595	46,607
euro	Buy	J.P. Morgan	11/12/2014	395,000	498,944	499,042	98
Indonesian rupiah	Buy	Morgan Stanley	12/10/2014	3,900,000,000	311,835	313,550	1,715
Brazilian real	Sell	Barclays Bank plc	10/10/2014	4,070,000	1,715,982	1,659,167	56,815
Brazilian real	Sell	Goldman Sachs	10/10/2014	3,775,000	1,552,681	1,538,908	13,773
Brazilian real	Sell	Goldman Sachs	10/10/2014	4,535,000	1,877,702	1,848,728	28,974
Chilean peso	Sell	Barclays Bank plc	11/12/2014	1,000,000,000	1,667,111	1,666,007	1,104
Colombian peso	Sell	Goldman Sachs	11/12/2014	2,265,000,000	1,126,160	1,114,594	11,566
Colombian peso	Sell	J.P. Morgan	11/12/2014	2,285,000,000	1,125,804	1,124,436	1,368
Colombian peso	Sell	J.P. Morgan	11/12/2014	2,340,000,000	1,177,347	1,151,501	25,846
euro	Sell	Bank of America	10/10/2014	4,690,000	6,385,876	5,924,012	461,864
euro	Sell	J.P. Morgan	12/10/2014	3,780,000	4,855,716	4,776,665	79,051
euro	Sell	J.P. Morgan	11/12/2014	3,850,000	5,104,261	4,864,080	240,181
Hungarian forint	Sell	Barclays Bank plc	10/10/2014	477,200,000	1,970,313	1,939,295	31,018
Hungarian forint	Sell	Deutsche Bank	10/10/2014	425,900,000	1,763,928	1,730,817	33,111
Indian rupee	Sell	Bank of America	10/10/2014	31,850,000	524,487	514,709	9,778
Indian rupee	Sell	Barclays Bank plc	10/10/2014	129,200,000	2,110,594	2,087,923	22,671
Indian rupee	Sell	Goldman Sachs	10/10/2014	110,600,000	1,814,123	1,787,340	26,783
Indian rupee	Sell	Morgan Stanley	10/10/2014	125,000,000	2,031,463	2,020,049	11,414
Indonesian rupiah	Sell	Goldman Sachs	10/10/2014	18,000,000,000	1,496,680	1,472,844	23,836
Indonesian rupiah	Sell	Goldman Sachs	10/10/2014	19,400,000,000	1,594,993	1,587,399	7,594
Indonesian rupiah	Sell	Goldman Sachs	10/10/2014	19,500,000,000	1,620,066	1,595,581	24,485
Malaysian ringgit	Sell	Bank of America	11/12/2014	31,885,000	9,809,260	9,683,710	125,550
Malaysian ringgit	Sell	J.P. Morgan	10/10/2014	15,865,000	4,891,170	4,832,378	58,792
Malaysian ringgit	Sell	J.P. Morgan	10/10/2014	1,435,000	441,403	437,092	4,311
Mexican peso	Sell	Deutsche Bank	10/10/2014	23,720,000	1,782,397	1,765,144	17,253
Mexican peso	Sell	J.P. Morgan	11/12/2014	24,660,000	1,831,491	1,830,904	587
Mexican peso	Sell	Morgan Stanley	10/10/2014	20,790,000	1,567,385	1,547,105	20,280
Mexican peso	Sell	Morgan Stanley	10/10/2014	84,700,000	6,461,456	6,303,021	158,435
Peruvian Nuevo sol	Sell	UBS AG	10/10/2014	14,870,000	5,192,039	5,138,395	53,644
Philippine peso	Sell	Bank of America	10/10/2014	89,900,000	2,017,504	2,001,802	15,702
Philippine peso	Sell	Goldman Sachs	10/10/2014	87,450,000	1,959,520	1,947,248	12,272
Polish zloty	Sell	Barclays Bank plc	10/10/2014	3,660,000	1,126,352	1,105,068	21,284
Polish zloty	Sell	Deutsche Bank	10/10/2014	1,450,000	473,348	437,800	35,548
Polish zloty	Sell	Goldman Sachs	10/10/2014	4,385,000	1,329,304	1,323,968	5,336
Polish zloty	Sell	Goldman Sachs	10/10/2014	3,990,000	1,225,085	1,204,706	20,379
Russian ruble	Sell	Barclays Bank plc	11/12/2014	59,500,000	1,505,205	1,493,066	12,139
Russian ruble	Sell	J.P. Morgan	11/12/2014	41,870,000	1,077,323	1,050,666	26,657
Russian ruble	Sell	Morgan Stanley	11/12/2014	64,030,000	1,640,953	1,606,739	34,214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Singapore dollar	Sell	Bank of America	12/10/2014	16,480,000	$13,122,116	$12,917,993	$204,123
Singapore dollar	Sell	Deutsche Bank	11/12/2014	380,000	304,303	297,870	6,433
Singapore dollar	Sell	Goldman Sachs	11/12/2014	2,575,000	2,057,778	2,018,458	39,320
South African rand	Sell	Deutsche Bank	10/10/2014	15,720,000	1,406,798	1,391,452	15,346
South African rand	Sell	Goldman Sachs	10/10/2014	51,750,000	4,658,456	4,580,639	77,817
South African rand	Sell	Goldman Sachs	10/10/2014	15,970,000	1,418,755	1,413,581	5,174
South African rand	Sell	Goldman Sachs	10/10/2014	14,660,000	1,316,919	1,297,626	19,293
South Korean won	Sell	Barclays Bank plc	10/10/2014	1,811,500,000	1,726,899	1,714,867	12,032
South Korean won	Sell	Goldman Sachs	10/10/2014	1,563,000,000	1,500,221	1,479,623	20,598
South Korean won	Sell	J.P. Morgan	10/10/2014	1,896,800,000	1,811,773	1,795,617	16,156
Thai baht	Sell	J.P. Morgan	11/12/2014	33,000,000	1,016,814	1,015,785	1,029
Thai baht	Sell	Morgan Stanley	10/10/2014	6,820,000	210,656	210,252	404
Thai baht	Sell	Morgan Stanley	10/10/2014	24,200,000	749,923	746,056	3,867
Thai baht	Sell	Morgan Stanley	10/10/2014	28,500,000	882,626	878,619	4,007
Turkish lira	Sell	Barclays Bank plc	10/10/2014	4,215,000	1,876,555	1,847,233	29,322
Turkish lira	Sell	Deutsche Bank	10/10/2014	3,020,000	1,329,793	1,323,521	6,272
Turkish lira	Sell	Morgan Stanley	10/10/2014	3,615,000	1,614,701	1,584,281	30,420
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,516,766

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	Barclays Bank plc	11/12/2014	4,100,000	$458,101	$457,244	$(857)
Argentine peso	Buy	J.P. Morgan	12/10/2014	163,800,000	17,774,402	17,557,272	(217,130)
Brazilian real	Buy	Barclays Bank plc	11/12/2014	1,170,000	502,811	472,695	(30,116)
Brazilian real	Buy	Deutsche Bank	10/10/2014	600,000	263,736	244,595	(19,141)
Brazilian real	Buy	J.P. Morgan	11/12/2014	65,700,000	28,105,749	26,543,642	(1,562,107)
Brazilian real	Buy	Morgan Stanley	12/10/2014	965,000	394,231	386,904	(7,327)
Brazilian real	Buy	Morgan Stanley	11/12/2014	1,175,000	508,658	474,715	(33,943)
Brazilian real	Buy	Morgan Stanley	12/10/2014	1,750,000	762,428	701,640	(60,788)
Brazilian real	Buy	Morgan Stanley	10/10/2014	21,100,000	9,176,307	8,601,581	(574,726)
Brazilian real	Buy	Morgan Stanley	10/10/2014	605,000	265,993	246,633	(19,360)
Brazilian real	Buy	Morgan Stanley	12/10/2014	1,105,000	461,378	443,035	(18,343)
Chilean peso	Buy	Bank of America	12/10/2014	3,060,000,000	5,176,789	5,085,799	(90,990)
Chilean peso	Buy	Goldman Sachs	12/10/2014	207,000,000	344,139	344,039	(100)
Chilean peso	Buy	J.P. Morgan	11/12/2014	240,000,000	410,067	399,842	(10,225)
Chilean peso	Buy	J.P. Morgan	11/12/2014	145,000,000	249,927	241,571	(8,356)
Chilean peso	Buy	J.P. Morgan	11/12/2014	305,000,000	513,814	508,132	(5,682)
Chilean peso	Buy	J.P. Morgan	12/10/2014	184,000,000	309,910	305,813	(4,097)
Chilean peso	Buy	J.P. Morgan	11/12/2014	6,865,000,000	11,791,481	11,437,141	(354,340)
Chilean peso	Buy	J.P. Morgan	10/10/2014	240,000,000	423,998	400,952	(23,046)
Chilean peso	Buy	Morgan Stanley	10/10/2014	1,375,000,000	2,450,849	2,297,122	(153,727)
Chilean peso	Buy	UBS AG	12/10/2014	10,560,000,000	17,697,039	17,550,994	(146,045)
Colombian peso	Buy	Barclays Bank plc	11/12/2014	385,000,000	202,042	189,456	(12,586)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Colombian peso	Buy	Goldman Sachs	12/10/2014	12,900,000,000	$6,569,750	$6,327,672	$(242,078)
Colombian peso	Buy	J.P. Morgan	11/12/2014	590,000,000	305,282	290,336	(14,946)
Colombian peso	Buy	J.P. Morgan	12/10/2014	490,000,000	246,431	240,353	(6,078)
Colombian peso	Buy	UBS AG	11/12/2014	39,870,000,000	20,901,704	19,619,801	(1,281,903)
euro	Buy	Deutsche Bank	11/12/2014	350,000	444,145	442,189	(1,956)
euro	Buy	J.P. Morgan	10/10/2014	4,690,000	6,335,078	5,924,012	(411,066)
euro	Buy	J.P. Morgan	11/12/2014	330,000	424,376	416,921	(7,455)
Hungarian forint	Buy	Barclays Bank plc	10/10/2014	2,352,500,000	10,306,243	9,560,335	(745,908)
Hungarian forint	Buy	Barclays Bank plc	10/10/2014	2,352,500,000	10,305,475	9,560,335	(745,140)
Hungarian forint	Buy	Deutsche Bank	12/10/2014	76,000,000	310,078	308,498	(1,580)
Hungarian forint	Buy	Deutsche Bank	10/10/2014	61,800,000	265,054	251,149	(13,905)
Hungarian forint	Buy	Deutsche Bank	11/12/2014	84,500,000	356,901	343,169	(13,732)
Hungarian forint	Buy	Goldman Sachs	11/12/2014	2,420,000,000	10,220,307	9,828,031	(392,276)
Hungarian forint	Buy	J.P. Morgan	10/10/2014	62,700,000	273,958	254,807	(19,151)
Hungarian forint	Buy	J.P. Morgan	12/10/2014	807,000,000	3,318,512	3,275,761	(42,751)
Hungarian forint	Buy	J.P. Morgan	11/12/2014	37,000,000	154,303	150,263	(4,040)
Hungarian forint	Buy	J.P. Morgan	11/12/2014	61,000,000	255,982	247,731	(8,251)
Hungarian forint	Buy	J.P. Morgan	11/12/2014	59,700,000	253,582	242,452	(11,130)
Hungarian forint	Buy	J.P. Morgan	12/10/2014	75,800,000	308,604	307,686	(918)
Hungarian forint	Buy	J.P. Morgan	12/10/2014	120,000,000	492,568	487,102	(5,466)
Hungarian forint	Buy	Morgan Stanley	11/12/2014	950,000,000	4,059,204	3,858,111	(201,093)
Indian rupee	Buy	Bank of America	10/10/2014	35,100,000	580,300	567,230	(13,070)
Indian rupee	Buy	Bank of America	10/10/2014	31,850,000	524,919	514,709	(10,210)
Indian rupee	Buy	Bank of America	12/10/2014	330,200,000	5,401,780	5,267,455	(134,325)
Indian rupee	Buy	Bank of America	12/10/2014	28,500,000	464,374	454,641	(9,733)
Indian rupee	Buy	Barclays Bank plc	10/10/2014	19,400,000	318,796	313,512	(5,284)
Indian rupee	Buy	Barclays Bank plc	10/10/2014	22,500,000	369,300	363,609	(5,691)
Indian rupee	Buy	Barclays Bank plc	12/10/2014	33,600,000	543,909	535,998	(7,911)
Indian rupee	Buy	Goldman Sachs	12/10/2014	305,000,000	4,951,813	4,865,457	(86,356)
Indian rupee	Buy	J.P. Morgan	10/10/2014	529,100,000	8,744,732	8,550,465	(194,267)
Indian rupee	Buy	J.P. Morgan	11/12/2014	18,800,000	305,940	301,335	(4,605)
Indian rupee	Buy	J.P. Morgan	11/12/2014	1,455,000,000	23,328,523	23,321,419	(7,104)
Indian rupee	Buy	Morgan Stanley	11/12/2014	31,300,000	512,997	501,691	(11,306)
Indonesian rupiah	Buy	Barclays Bank plc	10/10/2014	5,000,000,000	424,531	409,123	(15,408)
Indonesian rupiah	Buy	Goldman Sachs	12/10/2014	5,600,000,000	461,591	450,225	(11,366)
Indonesian rupiah	Buy	J.P. Morgan	10/10/2014	37,900,000,000	3,176,333	3,101,156	(75,177)
Indonesian rupiah	Buy	J.P. Morgan	12/10/2014	4,300,000,000	359,561	345,708	(13,853)
Indonesian rupiah	Buy	J.P. Morgan	12/10/2014	3,700,000,000	312,131	297,470	(14,661)
Indonesian rupiah	Buy	J.P. Morgan	11/12/2014	4,250,000,000	358,317	343,952	(14,365)
Indonesian rupiah	Buy	J.P. Morgan	12/10/2014	204,300,000,000	17,172,396	16,425,172	(747,224)
Indonesian rupiah	Buy	J.P. Morgan	11/12/2014	120,300,000,000	10,026,671	9,735,862	(290,809)
Indonesian rupiah	Buy	Morgan Stanley	10/10/2014	36,400,000,000	3,008,762	2,978,419	(30,343)
Indonesian rupiah	Buy	Morgan Stanley	10/10/2014	4,400,000,000	368,954	360,029	(8,925)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Malaysian ringgit	Buy	Barclays Bank plc	11/12/2014	30,750,000	$9,541,393	$9,339,002	$(202,391)
Malaysian ringgit	Buy	J.P. Morgan	10/10/2014	17,300,000	5,387,562	5,269,470	(118,092)
Malaysian ringgit	Buy	J.P. Morgan	11/12/2014	1,135,000	356,627	344,708	(11,919)
Mexican peso	Buy	Deutsche Bank	10/10/2014	3,465,000	265,225	257,851	(7,374)
Mexican peso	Buy	Deutsche Bank	10/10/2014	134,500,000	10,285,076	10,008,930	(276,146)
Mexican peso	Buy	Deutsche Bank	12/10/2014	24,550,000	1,865,984	1,819,320	(46,664)
Mexican peso	Buy	Deutsche Bank	12/10/2014	4,750,000	360,696	352,007	(8,689)
Mexican peso	Buy	Deutsche Bank	11/12/2014	239,140,000	17,959,116	17,755,167	(203,949)
Mexican peso	Buy	Goldman Sachs	10/10/2014	3,500,000	265,180	260,455	(4,725)
Mexican peso	Buy	Goldman Sachs	10/10/2014	3,435,000	263,413	255,618	(7,795)
Mexican peso	Buy	Goldman Sachs	11/12/2014	2,700,000	205,992	200,464	(5,528)
Mexican peso	Buy	Goldman Sachs	11/12/2014	5,330,000	406,461	395,731	(10,730)
Mexican peso	Buy	Goldman Sachs	12/10/2014	3,275,000	245,992	242,699	(3,293)
Mexican peso	Buy	J.P. Morgan	10/10/2014	3,415,000	262,551	254,130	(8,421)
Mexican peso	Buy	J.P. Morgan	11/12/2014	3,400,000	258,010	252,436	(5,574)
Mexican peso	Buy	J.P. Morgan	11/12/2014	3,365,000	255,197	249,837	(5,360)
Mexican peso	Buy	J.P. Morgan	11/12/2014	196,900,000	14,781,727	14,619,020	(162,707)
Peruvian Nuevo sol	Buy	UBS AG	10/10/2014	14,870,000	5,280,540	5,138,395	(142,145)
Philippine peso	Buy	Barclays Bank plc	12/10/2014	20,500,000	466,142	455,116	(11,026)
Philippine peso	Buy	Barclays Bank plc	10/10/2014	13,800,000	317,380	307,284	(10,096)
Philippine peso	Buy	Barclays Bank plc	10/10/2014	51,800,000	1,184,514	1,153,430	(31,084)
Philippine peso	Buy	Barclays Bank plc	11/12/2014	13,500,000	309,137	299,948	(9,189)
Philippine peso	Buy	Barclays Bank plc	11/12/2014	768,000,000	17,399,973	17,063,687	(336,286)
Philippine peso	Buy	Goldman Sachs	12/10/2014	15,350,000	343,853	340,782	(3,071)
Philippine peso	Buy	J.P. Morgan	10/10/2014	9,220,000	212,781	205,302	(7,479)
Philippine peso	Buy	J.P. Morgan	12/10/2014	707,700,000	16,227,929	15,711,501	(516,428)
Philippine peso	Buy	J.P. Morgan	11/12/2014	15,650,000	356,622	347,717	(8,905)
Philippine peso	Buy	J.P. Morgan	11/12/2014	13,350,000	305,227	296,615	(8,612)
Philippine peso	Buy	J.P. Morgan	11/12/2014	13,300,000	304,153	295,504	(8,649)
Philippine peso	Buy	UBS AG	10/10/2014	369,400,000	8,479,284	8,225,423	(253,861)
Polish zloty	Buy	Barclays Bank plc	10/10/2014	39,065,000	12,788,996	11,794,943	(994,053)
Polish zloty	Buy	Deutsche Bank	12/10/2014	880,000	266,374	264,904	(1,470)
Polish zloty	Buy	Goldman Sachs	12/10/2014	1,000,000	307,154	301,028	(6,126)
Polish zloty	Buy	Goldman Sachs	10/10/2014	1,450,000	473,391	437,800	(35,591)
Polish zloty	Buy	J.P. Morgan	10/10/2014	495,000	160,294	149,456	(10,838)
Polish zloty	Buy	J.P. Morgan	10/10/2014	645,000	210,188	194,746	(15,442)
Polish zloty	Buy	J.P. Morgan	11/12/2014	1,635,000	511,375	492,797	(18,578)
Polish zloty	Buy	J.P. Morgan	11/12/2014	800,000	253,984	241,124	(12,860)
Polish zloty	Buy	J.P. Morgan	11/12/2014	48,000,000	15,242,247	14,467,447	(774,800)
Russian ruble	Buy	Bank of America	11/12/2014	13,100,000	355,897	328,725	(27,172)
Russian ruble	Buy	Barclays Bank plc	11/12/2014	221,300,000	5,943,732	5,553,200	(390,532)
Russian ruble	Buy	Barclays Bank plc	12/10/2014	15,400,000	391,657	383,641	(8,016)
Russian ruble	Buy	J.P. Morgan	12/10/2014	606,400,000	16,136,243	15,106,501	(1,029,742)
Russian ruble	Buy	J.P. Morgan	11/12/2014	13,250,000	360,005	332,489	(27,516)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Russian ruble	Buy	J.P. Morgan	12/10/2014	383,700,000	$9,794,512	$9,558,649	$(235,863)
Russian ruble	Buy	Morgan Stanley	12/10/2014	10,650,000	265,975	265,310	(665)
Singapore dollar	Buy	Deutsche Bank	12/10/2014	10,250,000	8,095,510	8,034,553	(60,957)
Singapore dollar	Buy	Goldman Sachs	11/12/2014	2,145,000	1,694,306	1,681,395	(12,911)
Singapore dollar	Buy	J.P. Morgan	11/12/2014	810,000	638,810	634,932	(3,878)
Singapore dollar	Buy	J.P. Morgan	12/10/2014	320,000	250,982	250,835	(147)
Singapore dollar	Buy	J.P. Morgan	12/10/2014	280,000	219,988	219,480	(508)
Singapore dollar	Buy	J.P. Morgan	12/10/2014	300,000	236,494	235,158	(1,336)
South African rand	Buy	Deutsche Bank	12/10/2014	2,865,000	257,986	251,001	(6,985)
South African rand	Buy	Deutsche Bank	10/10/2014	58,800,000	5,434,845	5,204,668	(230,177)
South African rand	Buy	Deutsche Bank	10/10/2014	33,700,000	3,100,698	2,982,948	(117,750)
South African rand	Buy	Deutsche Bank	12/10/2014	149,100,000	13,641,018	13,062,560	(578,458)
South African rand	Buy	Deutsche Bank	11/12/2014	2,725,000	253,292	239,900	(13,392)
South African rand	Buy	Deutsche Bank	11/12/2014	106,420,000	9,819,357	9,368,844	(450,513)
South African rand	Buy	Goldman Sachs	10/10/2014	4,600,000	425,208	407,168	(18,040)
South African rand	Buy	Goldman Sachs	11/12/2014	3,875,000	357,604	341,141	(16,463)
South African rand	Buy	J.P. Morgan	10/10/2014	2,830,000	266,513	250,497	(16,016)
South African rand	Buy	Morgan Stanley	11/12/2014	3,875,000	360,865	341,141	(19,724)
South African rand	Buy	UBS AG	10/10/2014	16,100,000	1,483,864	1,425,088	(58,776)
South Korean won	Buy	Bank of America	10/10/2014	321,300,000	316,178	304,161	(12,017)
South Korean won	Buy	Bank of America	12/10/2014	9,700,000,000	9,471,731	9,138,998	(332,733)
South Korean won	Buy	Bank of America	11/12/2014	570,000,000	557,272	537,693	(19,579)
South Korean won	Buy	Barclays Bank plc	12/10/2014	537,000,000	516,460	505,942	(10,518)
South Korean won	Buy	Barclays Bank plc	10/10/2014	215,000,000	208,251	203,531	(4,720)
South Korean won	Buy	Barclays Bank plc	10/10/2014	10,780,000,000	10,640,503	10,204,951	(435,552)
South Korean won	Buy	Barclays Bank plc	11/12/2014	13,530,000,000	13,029,661	12,763,134	(266,527)
South Korean won	Buy	Goldman Sachs	12/10/2014	257,000,000	246,092	242,136	(3,956)
South Korean won	Buy	J.P. Morgan	10/10/2014	330,000,000	320,432	312,396	(8,036)
South Korean won	Buy	J.P. Morgan	11/12/2014	314,650,000	308,968	296,816	(12,152)
South Korean won	Buy	J.P. Morgan	11/12/2014	315,000,000	309,027	297,146	(11,881)
Thai baht	Buy	Bank of America	12/9/2014	15,000,000	465,261	461,160	(4,101)
Thai baht	Buy	Bank of America	11/12/2014	9,800,000	305,582	301,657	(3,925)
Thai baht	Buy	J.P. Morgan	10/10/2014	8,420,000	263,454	259,578	(3,876)
Thai baht	Buy	J.P. Morgan	12/9/2014	637,300,000	19,818,391	19,593,158	(225,233)
Thai baht	Buy	J.P. Morgan	11/12/2014	77,700,000	2,398,518	2,391,712	(6,806)
Thai baht	Buy	Morgan Stanley	10/10/2014	13,600,000	422,098	419,271	(2,827)
Thai baht	Buy	Morgan Stanley	10/10/2014	37,500,000	1,164,235	1,156,078	(8,157)
Turkish lira	Buy	Deutsche Bank	12/10/2014	1,160,000	514,398	500,663	(13,735)
Turkish lira	Buy	Deutsche Bank	10/10/2014	11,650,000	5,387,981	5,105,637	(282,344)
Turkish lira	Buy	Deutsche Bank	10/10/2014	24,385,000	11,264,653	10,686,777	(577,876)
Turkish lira	Buy	Deutsche Bank	10/10/2014	24,385,000	11,261,464	10,686,777	(574,687)
Turkish lira	Buy	Deutsche Bank	12/10/2014	680,000	308,455	293,492	(14,963)
Turkish lira	Buy	Deutsche Bank	11/12/2014	11,310,000	5,111,088	4,915,427	(195,661)
Turkish lira	Buy	Goldman Sachs	10/10/2014	1,880,000	869,778	823,914	(45,864)
Turkish lira	Buy	Goldman Sachs	12/10/2014	900,000	394,153	388,446	(5,707)
Turkish lira	Buy	J.P. Morgan	10/10/2014	680,000	318,884	298,011	(20,873)
Turkish lira	Buy	J.P. Morgan	11/12/2014	790,000	356,783	343,341	(13,442)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Sell	Citibank	11/12/2014	13,100,000	$1,444,322	$1,460,949	$(16,627)
Argentine peso	Sell	Citibank	10/10/2014	12,550,000	1,464,411	1,469,813	(5,402)
Argentine peso	Sell	Citibank	10/10/2014	13,650,000	1,596,491	1,598,641	(2,150)
Argentine peso	Sell	J.P. Morgan	10/10/2014	19,050,000	2,202,312	2,231,071	(28,759)
Brazilian real	Sell	Morgan Stanley	10/10/2014	4,620,000	1,874,924	1,883,379	(8,455)
Chilean peso	Sell	Bank of America	10/10/2014	678,000,000	1,127,088	1,132,690	(5,602)
Chilean peso	Sell	Goldman Sachs	11/12/2014	455,000,000	755,417	758,033	(2,616)
Chilean peso	Sell	J.P. Morgan	11/12/2014	1,150,000,000	1,914,720	1,915,909	(1,189)
Chilean peso	Sell	Morgan Stanley	10/10/2014	937,000,000	1,557,772	1,565,384	(7,612)
Colombian peso	Sell	J.P. Morgan	11/12/2014	2,900,000,000	1,427,018	1,427,074	(56)
Hungarian forint	Sell	Barclays Bank plc	10/10/2014	493,000,000	2,001,952	2,003,505	(1,553)
Hungarian forint	Sell	Barclays Bank plc	10/10/2014	436,400,000	1,772,762	1,773,488	(726)
Indian rupee	Sell	Barclays Bank plc	10/10/2014	129,100,000	2,083,838	2,086,307	(2,469)
Indonesian rupiah	Sell	Goldman Sachs	10/10/2014	17,300,000,000	1,412,559	1,415,567	(3,008)
Mexican peso	Sell	J.P. Morgan	11/12/2014	7,175,000	532,038	532,714	(676)
Mexican peso	Sell	J.P. Morgan	10/10/2014	19,105,000	1,419,802	1,421,715	(1,913)
Philippine peso	Sell	Barclays Bank plc	10/10/2014	91,000,000	2,021,998	2,026,295	(4,297)
Philippine peso	Sell	J.P. Morgan	10/10/2014	94,550,000	2,102,887	2,105,343	(2,456)
Polish zloty	Sell	Barclays Bank plc	10/10/2014	4,975,000	1,500,100	1,502,108	(2,008)
Russian ruble	Sell	J.P. Morgan	11/12/2014	66,550,000	1,664,166	1,669,975	(5,809)
South African rand	Sell	Deutsche Bank	10/10/2014	15,560,000	1,375,047	1,377,290	(2,243)
South Korean won	Sell	Bank of America	10/10/2014	1,540,000,000	1,455,260	1,457,850	(2,590)
Thai baht	Sell	Bank of America	11/12/2014	33,850,000	1,040,738	1,041,949	(1,211)
Turkish lira	Sell	Deutsche Bank	10/10/2014	4,000,000	1,749,980	1,753,008	(3,028)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(20,097,534)

Open Futures Contracts at September 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2014	256	Short	$(56,024,000)	$60,122
U.S. 5-Year Treasury Note	December 2014	551	Short	(65,160,055)	351,662
U.S. 10-Year Treasury Note	December 2014	76	Short	$(9,472,687)	$42,361
Totals				$(130,656,742)	$454,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

Credit Default Swaps on Indexes - Sell Protection at September 30, 2014(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$500,000	$469,327	$496,345	$11,903	$8,248	$3,655
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	970,374	989,773	34,554	24,327	10,227
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	500,000	469,327	496,345	13,683	10,028	3,655
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,300,000	1,220,250	1,290,497	68,368	58,865	9,503
						$128,508	$101,468	$27,040

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $101,468. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Morgan Stanley.
(8)	Swap Counterparty: UBS AG.

Open Interest Rate Swap Contracts at September 30, 2014:

Periodic Payments to be Made By The Fund	Periodic Payments to be Received By The Fund	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
0.535%	3-Month LIBOR Index	8/23/2015	$23,000,000	$22,957,618	$(42,382)
0.539%	3-Month LIBOR Index	1/10/2016	13,000,000	12,990,368	(9,632)
					$(52,014)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$80,039,221	$—	$80,039,221
Corporate Bonds	—	151,054,129	—	151,054,129
Floating Rate Loans(4)
Aerospace/Defense	—	1,830,344	1,704,955	3,535,299
Apparel/Textiles	—	838,114	—	838,114
Electronics	—	2,647,980	—	2,647,980
Food: Wholesale	—	477,422	—	477,422
Gaming	—	4,820,504	—	4,820,504
Media	—	1,979,108	—	1,979,108
Media: Broadcast	—	2,489,375	—	2,489,375
Media: Cable	—	2,833,809	—	2,833,809
Medical Products	—	2,480,648	—	2,480,648
Pharmaceuticals	—	4,861,849	500,000	5,361,849
Support: Services	—	3,586,972	—	3,586,972
Telecommunications: Wireless	—	2,528,007	—	2,528,007
Theaters & Entertainment	—	1,769,140	—	1,769,140
Foreign Government Obligation	—	214,667	—	214,667
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	16,068,582	—	16,068,582
Government Sponsored Enterprises Pass-Throughs	—	23,813,339	—	23,813,339
Municipal Bond	—	749,482	—	749,482
Non-Agency Commercial Mortgage-Backed Securities	—	104,987,414	—	104,987,414
Commercial Paper	—	8,975,729	—	8,975,729
Total	$—	$419,045,835	$2,204,955	$421,250,790
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(27,040)	—	(27,040)
Forward Foreign Currency Exchange Contracts
Assets	—	2,516,766	—	2,516,766
Liabilities	—	(20,097,534)	—	(20,097,534)
Futures Contracts
Assets	454,145	—	—	454,145
Liabilities	—	—	—	—
Interest Rate Swaps
Assets	—	—	—	—
Liabilities	—	(52,014)	—	(52,014)
Total	$454,145	$(17,659,822)	$—	$(17,205,677)

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2014

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of January 1, 2014	$—
Accrued discounts/premiums	(973)
Realized gain (loss)	(4,067)
Change in unrealized appreciation/depreciation	(4,088)
Purchases	2,002,668
Sales	(441,295)
Net transfers in or out of Level 3	652,710
Balance as of September 30, 2014	$2,204,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 94.01%

FOREIGN CORPORATE BONDS(a) 12.66%

Brazil 1.29%

Banks: Regional

Banco do Brasil SA	9.75%	7/18/2017	BRL	155	$61,107
Itau Unibanco Holding SA†	10.50%	11/23/2015	BRL	160	64,712
Total					125,819

Colombia 1.47%

Electric: Power

Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP	290,000	144,184

Luxembourg 2.03%

Banks: Regional

Russian Agricultural Bank OJSC Via RSHB Capital SA†	8.625%	2/17/2017	RUB	3,300	77,299
Sberbank of Russia Via SB Capital SA	7.00%	1/31/2016	RUB	5,000	121,544
Total					198,843

Mexico 4.34%

Media 1.06%

Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	103,295

Oil: Integrated International 2.23%

Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	218,714

Telecommunications 1.05%

America Movil SAB de CV	9.00%	1/15/2016	MXN	1,300	102,486
Total					424,495

South Africa 2.30%

Electric: Power 1.45%

Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	48,320
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	92,813
Total					141,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Miscellaneous 0.85%

Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	$83,382
Total					224,515

Turkey 1.23%

Banks: Regional

Akbank TAS†	7.50%	2/5/2018	TRY	305	119,854
Total Foreign Corporate Bonds (cost $1,381,709)					1,237,710

FOREIGN GOVERNMENT OBLIGATIONS(a) 81.35%

Brazil 11.63%

Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2016	BRL	905	320,415
Brazil Letras do Tesouro Nacional	Zero Coupon	7/1/2016	BRL	930	310,040
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2017	BRL	750	293,927
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2021	BRL	440	163,272
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2023	BRL	137	49,873
Total					1,137,527

Chile 1.96%

Bonos del Banco Central de Chile en Pesos	6.00%	2/1/2021	CLP	55,000	98,679
Bonos del Banco Central de Chile en Pesos	6.00%	1/1/2015	CLP	55,000	92,638
Total					191,317

Colombia 6.45%

Colombian TES Series B	6.00%	4/28/2028	COP	183,000	80,936
Colombian TES Series B	7.00%	5/4/2022	COP	405,000	203,726
Colombian TES Series B	11.00%	7/24/2020	COP	295,000	178,666
Republic of Colombia	12.00%	10/22/2015	COP	316,000	167,324
Total					630,652

Hungary 3.97%

Hungary Government Bond	5.50%	12/20/2018	HUF	23,000	101,342
Hungary Government Bond	6.00%	11/24/2023	HUF	11,000	49,652
Hungary Government Bond	7.50%	11/12/2020	HUF	31,200	151,136
Hungary Government Bond	7.75%	8/24/2015	HUF	20,220	86,547
Total					388,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Indonesia 9.19%

Indonesia Treasury Bond	7.00%	5/15/2022	IDR	2,260,000	$173,234
Indonesia Treasury Bond	7.375%	9/15/2016	IDR	2,850,000	233,164
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	2,349,000	201,137
Indonesia Treasury Bond	10.00%	2/15/2028	IDR	3,245,000	291,041
Total					898,576

Malaysia 4.97%

Malaysia Government Bond	3.48%	3/15/2023	MYR	370	109,658
Malaysia Government Bond	3.844%	4/15/2033	MYR	225	64,375
Malaysia Government Bond	4.012%	9/15/2017	MYR	312	96,325
Malaysia Government Bond	4.16%	7/15/2021	MYR	365	113,342
Malaysia Government Bond	4.378%	11/29/2019	MYR	325	102,176
Total					485,876

Mexico 4.89%

Mexican Bonos	7.75%	5/29/2031	MXN	1,200	98,855
Mexican Bonos	7.75%	11/13/2042	MXN	200	16,353
Mexican Bonos	8.00%	12/7/2023	MXN	1,700	143,614
Mexican Bonos	8.50%	5/31/2029	MXN	1,020	89,704
Mexican Bonos	8.50%	11/18/2038	MXN	1,470	129,841
Total					478,367

Nigeria 1.40%

Nigeria Government Bond	13.05%	8/16/2016	NGN	21,900	136,559

Peru 0.47%

Peru Government Bond	6.85%	2/12/2042	PEN	132	46,216

Philippines 1.19%

Republic of Philippines	4.95%	1/15/2021	PHP	5,000	116,846

Poland 4.11%

Poland Government Bond	5.00%	4/25/2016	PLN	380	120,085
Poland Government Bond	5.25%	10/25/2020	PLN	155	53,872
Poland Government Bond	5.75%	9/23/2022	PLN	628	228,316
Total					402,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Romania 4.56%

Romania Government Bond	5.60%	11/28/2018	RON	1,220	$381,933
Romania Government Bond	5.85%	4/26/2023	RON	200	64,090
Total					446,023

Russia 7.30%

Russian Federal Bond - OFZ	7.40%	4/19/2017	RUB	12,000	292,150
Russian Federal Bond - OFZ	7.50%	3/15/2018	RUB	7,700	185,227
Russian Federal Bond - OFZ	7.60%	4/14/2021	RUB	6,785	158,761
Russian Federal Bond - OFZ	8.15%	2/3/2027	RUB	3,320	77,894
Total					714,032

South Africa 4.72%

Republic of South Africa	6.25%	3/31/2036	ZAR	1,405	93,578
Republic of South Africa	7.00%	2/28/2031	ZAR	3,120	235,197
Republic of South Africa	7.25%	1/15/2020	ZAR	930	80,678
Republic of South Africa	10.50%	12/21/2026	ZAR	510	52,663
Total					462,116

Thailand 7.55%

Bank of Thailand	3.05%	7/23/2016	THB	5,900	184,363
Thailand Government Bond	3.58%	12/17/2027	THB	1,720	52,834
Thailand Government Bond	3.625%	6/16/2023	THB	9,325	293,466
Thailand Government Bond	3.65%	12/17/2021	THB	4,625	146,694
Thailand Government Bond	3.875%	6/13/2019	THB	1,910	61,430
Total					738,787

Turkey 6.99%

Turkey Government Bond	7.10%	3/8/2023	TRY	485	181,618
Turkey Government Bond	9.00%	1/27/2016	TRY	1,020	445,022
Turkey Government Bond	10.50%	1/15/2020	TRY	124	56,947
Total					683,587
Total Foreign Government Obligations (cost $8,569,285)					7,957,431
Total Long-Term Investments (cost $9,950,994)					9,195,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
SHORT-TERM INVESTMENTS 3.84%

FOREIGN CORPORATE BONDS(a) 1.63%

Malaysia

Banks: Regional
Bank Negara Malaysia Monetary Notes	Zero Coupon	4/23/2015	MYR	73	$21,865
Bank Negara Malaysia Monetary Notes	Zero Coupon	1/20/2015	MYR	456	137,636
Total Foreign Corporate Bonds (cost $164,194)					159,501

FOREIGN GOVERNMENT OBLIGATION(a) 0.75%

Brazil

Brazil Letras do Tesouro Nacional (cost $76,073)	Zero Coupon	10/1/2014	BRL	180	73,537

Repurchase Agreement 1.46%

Repurchase Agreement dated 9/30/2014, Zero Coupon due 10/1/2014 with Fixed Income Clearing Corp. collateralized by $150,000 of U.S. Treasury Note at 0.25% due 10/31/2014; value: $150,188; proceeds: $142,542 (cost $142,542)				$143	142,542
Total Short-Term Investments (cost $382,809)					375,580
Total Investments in Securities 97.85% (cost $10,333,803)					9,570,721
Foreign Cash and Other Assets in Excess of Liabilities(b) 2.15%					210,725
Net Assets 100.00%					$9,781,446

BRL	Brazilian real.
CLP	Chilean peso.
COP	Colombian peso.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
MXN	Mexican peso.
MYR	Malaysian ringgit.
NGN	Nigerian naira.
PEN	Peruvian nuevo sol.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2014

PHP	Philippine peso.
PLN	Polish zloty.
RON	Romanian new leu.
RUB	Russian ruble.
THB	Thai baht.
TRY	Turkish lira.
ZAR	South African rand.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2014

Open Forward Foreign Currency Exchange Contracts at September 30, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	Morgan Stanley	11/7/2014	92,000	$37,049	$37,222	$173
Mexican peso	Buy	Bank of America	1/9/2015	835,000	61,597	61,758	161
Thai baht	Buy	Bank of America	10/7/2014	1,225,000	37,727	37,771	44
Brazilian real	Sell	Deutsche Bank AG	11/7/2014	558,000	239,249	225,757	13,492
Brazilian real	Sell	Goldman Sachs	11/7/2014	156,000	68,490	63,115	5,375
Brazilian real	Sell	Morgan Stanley	11/7/2014	242,000	104,082	97,909	6,173
Colombian peso	Sell	Morgan Stanley	12/4/2014	332,000,000	170,839	162,961	7,878
Colombian peso	Sell	Morgan Stanley	12/4/2014	420,000,000	215,280	206,155	9,125
euro	Sell	Deutsche Bank AG	11/26/2014	78,500	104,057	99,187	4,870
euro	Sell	Goldman Sachs	11/26/2014	79,000	101,439	99,819	1,620
Hungarian forint	Sell	Citibank	11/13/2014	22,200,000	94,735	90,156	4,579
Hungarian forint	Sell	Citibank	11/26/2014	4,290,000	17,619	17,418	201
Hungarian forint	Sell	Deutsche Bank AG	11/13/2014	10,600,000	44,581	43,048	1,533
Indonesian rupiah	Sell	Morgan Stanley	1/9/2015	2,310,000,000	189,655	184,479	5,176
Israeli new shekel	Sell	Morgan Stanley	12/12/2014	445,000	122,957	120,913	2,044
Malaysian ringgit	Sell	Bank of America	10/3/2014	328,000	101,863	99,975	1,888
Malaysian ringgit	Sell	Morgan Stanley	10/3/2014	487,000	150,169	148,438	1,731
Peruvian Nuevo sol	Sell	Goldman Sachs	11/7/2014	354,000	123,144	121,696	1,448
Polish zloty	Sell	Deutsche Bank AG	11/18/2014	217,000	68,506	65,387	3,119
Polish zloty	Sell	Deutsche Bank AG	11/18/2014	40,000	12,335	12,053	282
Romanian new leu	Sell	Bank of America	10/7/2014	369,000	114,050	105,623	8,427
Romanian new leu	Sell	Goldman Sachs	10/7/2014	695,000	210,476	198,938	11,538
Russian ruble	Sell	Morgan Stanley	12/3/2014	10,330,000	269,854	257,550	12,304
South African rand	Sell	Deutsche Bank AG	11/13/2014	158,000	14,488	13,907	581
South African rand	Sell	Goldman Sachs	11/13/2014	1,000,000	89,532	88,022	1,510
South African rand	Sell	Goldman Sachs	11/13/2014	985,000	91,356	86,702	4,654
Thai baht	Sell	Bank of America	11/25/2014	8,040,000	248,609	247,337	1,272
Turkish lira	Sell	Goldman Sachs	10/21/2014	170,000	77,388	74,294	3,094
Turkish lira	Sell	Goldman Sachs	11/12/2014	36,000	16,376	15,646	730
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$115,022

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Morgan Stanley	11/7/2014	37,000	$15,565	$14,970	$(595)
Brazilian real	Buy	Morgan Stanley	11/7/2014	156,000	68,379	63,115	(5,264)
Colombian peso	Buy	Bank of America	12/4/2014	122,750,000	61,838	60,251	(1,587)
Colombian peso	Buy	Morgan Stanley	12/4/2014	254,500,000	129,676	124,920	(4,756)
Hungarian forint	Buy	Citibank	11/13/2014	32,800,000	139,767	133,204	(6,563)
Hungarian forint	Buy	Morgan Stanley	11/26/2014	49,365,000	208,348	200,427	(7,921)
Indian rupee	Buy	Goldman Sachs	10/22/2014	5,840,000	95,535	94,065	(1,470)
Indian rupee	Buy	Morgan Stanley	10/22/2014	6,610,000	108,132	106,467	(1,665)
Israeli new shekel	Buy	Deutsche Bank AG	12/12/2014	445,000	121,670	120,913	(757)
Malaysian ringgit	Buy	Bank of America	10/3/2014	707,000	219,538	215,495	(4,043)
Malaysian ringgit	Buy	Morgan Stanley	10/3/2014	583,000	181,222	177,699	(3,523)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Malaysian ringgit	Buy	Morgan Stanley	10/3/2014	185,000	$57,709	$56,388	$(1,321)
Malaysian ringgit	Buy	Morgan Stanley	1/9/2015	470,000	142,987	142,232	(755)
Malaysian ringgit	Buy	Morgan Stanley	1/9/2015	670,000	202,774	202,756	(18)
Peruvian Nuevo sol	Buy	Morgan Stanley	11/7/2014	644,000	226,681	221,391	(5,290)
Philippine peso	Buy	Bank of America	12/10/2014	5,550,000	127,294	123,214	(4,080)
Polish zloty	Buy	Citibank	11/18/2014	1,653,000	526,645	498,083	(28,562)
Polish zloty	Buy	Citibank	11/18/2014	40,000	12,346	12,053	(293)
Polish zloty	Buy	Deutsche Bank AG	11/18/2014	74,000	23,440	22,298	(1,142)
Polish zloty	Buy	Deutsche Bank AG	11/18/2014	75,000	23,885	22,599	(1,286)
Polish zloty	Buy	Goldman Sachs	11/18/2014	88,000	27,386	26,516	(870)
Romanian new leu	Buy	Bank of America	10/7/2014	138,000	42,783	39,501	(3,282)
Romanian new leu	Buy	Goldman Sachs	10/7/2014	43,000	12,978	12,308	(670)
Romanian new leu	Buy	Goldman Sachs	10/7/2014	71,000	21,251	20,323	(928)
Russian ruble	Buy	Bank of America	12/3/2014	1,670,000	42,733	41,637	(1,096)
South African rand	Buy	Bank of America	11/13/2014	1,305,000	119,914	114,869	(5,045)
South African rand	Buy	Citibank	11/13/2014	440,000	39,023	38,730	(293)
South African rand	Buy	Deutsche Bank AG	11/13/2014	160,000	14,771	14,084	(687)
South African rand	Buy	Deutsche Bank AG	11/13/2014	535,000	49,987	47,092	(2,895)
South African rand	Buy	Goldman Sachs	11/13/2014	1,545,000	141,912	135,994	(5,918)
South African rand	Buy	Morgan Stanley	11/13/2014	55,000	5,062	4,841	(221)
Turkish lira	Buy	Bank of America	10/21/2014	53,000	24,316	23,162	(1,154)
Turkish lira	Buy	Deutsche Bank AG	11/12/2014	277,000	125,079	120,387	(4,692)
Turkish lira	Buy	Deutsche Bank AG	11/12/2014	51,000	23,252	22,165	(1,087)
Turkish lira	Buy	Deutsche Bank AG	10/21/2014	117,000	54,015	51,132	(2,883)
Turkish lira	Buy	Goldman Sachs	11/12/2014	67,000	30,374	29,119	(1,255)
Indonesian rupiah	Sell	Goldman Sachs	1/9/2015	245,000,000	19,550	19,566	(16)
Malaysian ringgit	Sell	Morgan Stanley	1/9/2015	107,000	32,371	32,380	(9)
Malaysian ringgit	Sell	Morgan Stanley	10/3/2014	660,000	200,985	201,169	(184)
Polish zloty	Sell	Deutsche Bank AG	11/18/2014	118,000	35,537	35,556	(19)
Thai baht	Sell	Bank of America	10/7/2014	1,225,000	37,669	37,771	(102)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(114,197)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$1,397,211	$—	$1,397,211
Foreign Government Obligations	—	8,030,968	—	8,030,968
Repurchase Agreement	—	142,542	—	142,542
Total	$—	$9,570,721	$—	$9,570,721
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$115,022	$—	$115,022
Liabilities	—	(114,197)	—	(114,197)
Total	$—	$825	$—	$825

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND September 30, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.95%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	540,438	$8,825
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	55,084	1,244
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	1,534,528	33,928
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(d)	7,536,045	45,593
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	199,506	4,892
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	5,796,905	45,448
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(g)	11,043,062	97,400
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	1,423,205	34,584
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	1,828,217	8,227
Total Investments in Underlying Funds (cost $265,128,417)		280,141
Cash and Other Assets in Excess of Liabilities(j) 0.05%		137
Net Assets 100.00%		$280,278

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on consumer price index (“CPI”) swaps and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND September 30, 2014

Open Consumer Price Index (“CPI”) Swaps at September 30, 2014:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Morgan Stanley	2.375%	CPI Urban Consumer NSA	8/5/2020	$1,400,000	$1,372,168	$(27,832)

Open Futures Contracts at September 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2014	32	Short	$(3,988,500)	$7,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$280,141	$—	$—	$280,141
Total	$280,141	$—	$—	$280,141
Other Financial Instruments
CPI Swap
Assets	$—	$—	$—	$—
Liabilities	—	(28)	—	(28)
Futures Contracts
Assets	8	—	—	8
Liabilities	—	—	—	—
Total	$8	$(28)	$—	$(20)

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no level transfers during the period ended September 30, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”) and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”). Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available.

Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

Notes to Schedule of Investments (unaudited)(continued)

(c)	Foreign Transactions-The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of September 30, 2014, Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund had open forward foreign currency exchange contracts.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of September 30, 2014, Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund had open futures contracts.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(j)	Inflation-Linked Derivatives-Multi-Asset Global Opportunity Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted.

(k)	Interest Rate Swaps-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

(l)	Credit Default Swaps-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

Notes to Schedule of Investments (unaudited)(continued)

(m)	Floating Rate Loans-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2014, each Fund had no unfunded loan commitments.

(n)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of September 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Notes to Schedule of Investments (unaudited)(continued)

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Tax cost	$12,717,863	$424,562,699
Gross unrealized gain	200,128	1,403,279
Gross unrealized loss	(74,459)	(4,715,188)
Net unrealized security gain (loss)	$125,669	$(3,311,909)

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Tax cost	$10,357,029	$268,797,473
Gross unrealized gain	24,242	13,923,594
Gross unrealized loss	(810,550)	(2,579,621)
Net unrealized security gain (loss)	$(786,308)	$11,343,973

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund entered into forward foreign currency exchange contracts for the period ended September 30, 2014 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into U.S. Treasury futures contracts for the period ended September 30, 2014 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Multi-Asset Global Opportunity Fund entered into CPI swaps for the period ended September 30, 2014 (as described in note 2(j)) to speculate the rate of inflation in the U.S. economy. Each Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and each Fund’s returns could be reduced as a result. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

Emerging Markets Currency Fund entered into credit default swaps for the period ended September 30, 2014 (as described in note 2(l)) for investment purposes to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Emerging Markets Currency Fund entered into interest rate swaps for the period ended September 30, 2014 (as described in note 2(k)) to hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the life of the contract, to the extent that amount is positive.

As of September 30, 2014, each Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use of derivative instruments:

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets Corporate Debt Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts
Forward Foreign Currency Exchange Contracts	$32,504
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$2,378

	Emerging Markets Currency Fund
Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	—	$2,516,766	—
Futures Contracts	$454,145	—	—
Liability Derivatives
Credit Default Swaps	—	—	$27,040
Forward Foreign Currency Exchange Contracts	—	$20,097,534	—
Interest Rate Swap	$52,014	—	—

Emerging Markets Local Bond Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts
Forward Foreign Currency Exchange Contracts	$115,022
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$114,197

	Multi-Asset Global Opportunity Fund
Asset Derivatives	Interest Rate Contracts	Inflation Linked Contracts
Futures Contracts	$7,922	—
Liability Derivatives
Interest Rate Swap	—	$27,832

Notes to Schedule of Investments (unaudited)(concluded)

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the period ended September 30, 2014:

Affiliated Issuer	Balance of Shares Held at 12/31/2013	Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2014	Fair Value at 9/30/2014	Net Realized Gain 1/1/2014 to 9/30/2014	Dividend Income 1/1/2014 to 9/30/2014
Lord Abbett Affiliated Fund, Inc.-Class I	270,769	802,154	(532,485)	540,438	$8,825,346	$329,039	$85,419
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I	55,084	—	—	55,084	1,244,337	—	—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I	1,232,655	301,873	—	1,534,528	33,928,412	—	—
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I	6,035,185	3,203,715	(1,702,855)	7,536,045	45,593,074	(1,116,045)	917,682
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	—	199,506	—	199,506	4,891,884	—	—
Lord Abbett Investment Trust-High Yield Fund - Class I	2,923,676	2,918,206	(44,977)	5,796,905	45,447,737	17,162	1,271,443
Lord Abbett Municipal Income Fund-High Yield Municipal Bond Fund-Class I	452,119	42,701	(494,820)	—	—	104,438	56,944
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	—	196,486	(196,486)	—	—	(23,162)	10,091
Lord Abbett Securities Trust-International Dividend Income Fund - Class I	9,884,120	3,275,132	(2,116,190)	11,043,062	97,399,809	3,037,935	4,017,677
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	1,430,354	204,108	(211,257)	1,423,205	34,583,872	2,162,583	—
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	1,887,580	4,855,682	(4,915,045)	1,828,217	8,226,975	(42,581)	139,319
Total					$280,141,446	$4,469,369	$6,498,575

Investment in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of September 30, 2014, the Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	3.15%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	0.44%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	12.11%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	16.27%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	16.22%
Lord Abbett Investment Trust - High Yield Fund - Class I	34.77%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	12.35%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	1.75%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	2.94%

The Ten Largest Holdings and the Holdings by Sector, as of September 30, 2014, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co	4.13%
Chevron Corp.	3.72%
Pfizer, Inc.	3.63%
Cisco Systems, Inc.	3.56%
International Business Machines Corp.	2.83%
Wal-Mart Stores, Inc.	2.73%
Bristol-Myers Squibb Co.	2.62%
Intel Corp.	2.50%
Altria Group, Inc.	2.37%
AT&T, Inc.	2.20%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.57%
Consumer Staples	10.60%
Energy	9.46%
Financials	20.92%
Health Care	11.48%
Industrials	11.99%
Information Technology	13.68%
Materials	4.46%
Telecommunication Services	4.16%
Utilities	5.24%
Repurchase Agreement	0.44%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.30%
Pfizer, Inc.	3.88%
Chevron Corp.	3.85%
Exxon Mobil Corp.	3.03%
Citigroup, Inc.	2.82%
AT&T, Inc.	2.79%
Morgan Stanley	2.28%
Raytheon Co.	2.28%
Allstate Corp. (The)	2.28%
Aetna, Inc.	2.19%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.35%
Consumer Staples	6.70%
Energy	12.85%
Financials	29.66%
Health Care	12.99%
Industrials	10.43%
Information Technology	8.84%
Materials	3.34%
Telecommunication Services	2.79%
Utilities	5.53%
Repurchase Agreement	0.52%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Kohl’s Corp.	2.37%
Whirlpool Corp.	2.32%
XL Group plc	2.30%
Cigna Corp.	2.29%
Everest Re Group Ltd.	2.14%
St. Jude Medical, Inc.	2.12%
Invesco Ltd.	2.12%
Bunge Ltd.	2.12%
Ameriprise Financial, Inc.	1.94%
Avnet, Inc.	1.86%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.22%
Consumer Staples	3.11%
Energy	5.23%
Financials	32.58%
Health Care	8.77%
Industrials	10.06%
Information Technology	10.76%
Materials	7.12%
Utilities	11.32%
Repurchase Agreement	0.83%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
US Bank NA, 3.778%, 4/29/2020	1.21%
Amgen Inc., 1.233%, 9/18/2018	1.15%
QVC, Inc., 7.375%, 10/15/2020	1.01%
Plains Exploration & Production Co., 7.625%, 4/1/2020	0.95%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.89%
Laclede Group, Inc. (The), 0.982%, 8/15/2017	0.85%
Activision Blizzard, Inc. Term Loan, 3.25%, 10/12/2020	0.85%
Wachovia Bank Commercial Mortgage Trust 2005-C21 D, 5.414%, 10/15/2044	0.84%
EnLink Midstream Partners LP/EnLink Midstream Finance Corp., 7.125%, 6/1/2022	0.80%
Glencore Funding LLC, 1.398%, 5/27/2016	0.77%

Holdings by Sector*	% of Investments
Asset-Backed	18.54%
Automotive	1.14%
Banking	5.46%
Basic Industry	2.74%
Capital Goods	1.66%
Consumer Cyclical	2.31%
Consumer Non-Cyclical	1.31%
Energy	9.01%
Financial Services	3.60%
Foreign Government	0.05%
Health Care	4.04%
Insurance	1.00%
Media	1.77%
Mortgage-Backed	33.37%
Municipal	0.18%
Real Estate	2.85%
Services	5.41%
Technology & Electronics	1.89%
Telecommunications	1.17%
Utility	2.50%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Twitter, Inc.	2.13%
Affiliated Managers Group, Inc.	1.94%
Mead Johnson Nutrition Co.	1.81%
Starwood Hotels & Resorts Worldwide, Inc.	1.73%
Roper Industries, Inc.	1.71%
Ralph Lauren Corp.	1.68%
VF Corp	1.61%
Envision Healthcare Holdings, Inc.	1.60%
Moody’s Corp.	1.59%
Perrigo Co. plc	1.48%

Holdings by Sector*	% of Investments
Consumer Discretionary	23.20%
Consumer Staples	4.67%
Energy	5.19%
Financials	11.71%
Health Care	16.14%
Industrials	13.74%
Information Technology	19.87%
Materials	1.95%
Telecommunications	1.16%
Repurchase Agreement	2.37%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Seven Generations Energy Ltd., 8.25%, 5/15/2020	0.67%
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022	0.63%
DISH DBS Corp., 5.875%, 7/15/2022	0.62%
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/2020	0.61%
First Data Corp., 12.625%, 1/15/2021	0.60%
WhiteWave Foods Co. (The), 5.375%, 10/1/2022	0.59%
AMC Networks, Inc., 4.75%, 12/15/2022	0.56%
Hema Bondco I BV, 6.25%, 6/15/2019	0.51%
Intelsat Luxembourg SA, 7.75%, 6/1/2021	0.49%
ArcelorMittal, 9.85%, 6/1/2019	0.47%

Holdings by Sector*	% of Investments
Asset Backed	0.15%
Automotive	1.95%
Banking	2.66%
Basic Industry	9.86%
Capital Goods	4.28%
Commercial Mortgage Backed	0.17%
Consumer Cyclical	6.22%
Consumer Non-Cyclical	6.76%
Energy	13.37%
Financial Services	3.59%
Foreign Sovereign	0.12%
Healthcare	10.22%
Insurance	0.91%
Media	9.46%
Real Estate	0.45%
Services	13.83%
Technology & Electronics	7.19%
Telecommunications	5.71%
Utility	3.10%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Royal Dutch Shell plc ADR	2.27%
National Australia Bank Ltd.	2.22%
TeliaSonera AB	2.03%
Total SA ADR	1.98%
AstraZeneca plc ADR	1.84%
Roche Holding AG	1.84%
Sanofi	1.81%
Imperial Tobacco Group plc	1.78%
BAE Systems plc	1.70%
SK Telecom Co., Ltd.	1.68%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.14%
Consumer Staples	4.47%
Energy	10.21%
Financials	25.42%
Health Care	8.60%
Industrials	9.00%
Information Technology	2.89%
Materials	1.86%
Telecommunication Services	10.02%
Utilities	14.56%
Repurchase Agreement	3.83%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc. (The)	2.23%
XL Group plc (Ireland)	2.13%
M&T Bank Corp.	2.06%
Cimarex Energy Co.	2.03%
Invesco Ltd.	2.00%
SunTrust Banks, Inc.	1.91%
International Paper Co.	1.86%
Broadcom Corp. Class A	1.79%
Wyndham Worldwide Corp.	1.77%
Lincoln National Corp.	1.75%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.03%
Consumer Staples	3.16%
Energy	7.30%
Financials	32.54%
Health Care	10.72%
Industrials	12.32%
Information Technology	8.97%
Materials	8.01%
Utilities	7.82%
Repurchase Agreement	1.13%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.375%, 3/15/2015	2.52%
U.S. Treasury Note, 2.125%, 12.31/2015	1.03%
Air Lease Corp., 5.625%, 4/1/2017	0.75%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.62%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2017	0.59%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.717%, 6/15/2018	0.57%
Host Hotels & Resorts LP, 5.875%, 6/15/2019	0.49%
Omega Healthcare Investors, Inc., 6.75%, 10/15/2022	0.49%
Ally Auto Receivables Trust 2014-1 A3, 0.97%, 9/15/2017	0.47%
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM, 5.419%, 8/12/2048	0.47%

Holdings by Sector*	% of Investments
Auto	1.05%
Basic Industry	0.64%
Capital Goods	0.07%
Consumer Cyclicals	3.93%
Consumer Discretionary	1.81%
Consumer Non-Cyclical	0.03%
Consumer Services	1.83%
Consumer Staples	1.01%
Energy	7.55%
Financial Services	52.46%
Foreign Government	0.45%
Health Care	4.35%
Integrated Oils	2.73%
Materials and Processing	3.52%
Municipal	0.11%
Producer Durables	0.64%
Technology	1.70%
Telecommunications	1.68%
Transportation	0.94%
U.S. Government	9.63%
Utilities	1.93%
Repurchase Agreements	1.94%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 18, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 18, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 18, 2014